UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

 (Exact name of registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Sovereign Bond ETF (SOVB)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Core Equity ETF (CCOR)

Annual Report

April 30, 2018

Cambria Investment Management Table of Contents

Shareholder Letter (Unaudited)	2
Manager’s Discussion and Analysis of Fund Performance (Unaudited)	9
Schedules of Investments
Cambria Shareholder Yield ETF	19
Cambria Foreign Shareholder Yield ETF	23
Cambria Global Value ETF	28
Cambria Global Momentum ETF	34
Cambria Global Asset Allocation ETF	36
Cambria Value and Momentum ETF	38
Cambria Sovereign Bond ETF	42
Cambria Emerging Shareholder Yield ETF	45
Cambria Tail Risk ETF	50
Cambria Core Equity ETF	52
Statements of Assets and Liabilities	55
Statements of Operations	57
Statements of Changes in Net Assets	59
Financial Highlights	64
Notes to Financial Statements	66
Report of Independent Registered Public Accounting Firm	80
Disclosure of Fund Expenses (Unaudited)	81
Trustees and Officers of the Cambria ETF Trust (Unaudited)	83
Approval of Advisory Agreements & Board Considerations (Unaudited)	85
Notice to Shareholders (Unaudited)	88
Supplemental Information (Unaudited)	89
Shareholder Voting Results (Unaudited)	95

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management Shareholder Letter (Unaudited)

Dear Shareholder:

We are pleased to present the following annual report for the Cambria ETF Trust.

●	SYLD

The Cambria Shareholder Yield ETF (“SYLD”) seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. These metrics generally result in the Fund’s portfolio holding value stocks (as opposed to growth stocks).

SYLD launched on May 13, 2013, at $25.00 per share. For the three-month quarter ended April 30, 2018, SYLD posted a loss of 4.84%. For the 12-month period ended April 30, 2018, SYLD gained 13.58%. For the period since inception through April 30, 2018, SYLD posted a cumulative gain of 78.68%.

We believe that the S&P 500 serves as a suitable benchmark for SYLD and, at the end of the Fund’s first complete calendar year; we identified the S&P 500 in the Fund’s prospectus as an appropriate broad-based benchmark for the Fund. The table below shows the performance of the Fund(NAV) vs. its benchmark, the S&P 500, for the three-month, 12-month, and since inception periods ended April 30, 2018.

	vs. Benchmark
	SYLD	S&P 500
Annualized Returns Since Inception	12.40%	12.51%
Cumulative Returns Since Inception	78.68%	79.62%
12 Months Ended 4/30/2018	13.58%	13.27%
3 Months Ended 4/30/2018	-4.84%	-5.77%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 12.58% (1 year), 12.39% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 12.61% (1 year), 12.39% (annualized since inception).

●	FYLD

The Cambria Foreign Shareholder Yield ETF (“FYLD”) seeks to achieve its investment objective by investing at least 80% of its assets in the components of the Cambria Foreign Shareholder Yield Index, and the Index identifies the 100 issuers in the relevant universe that have exhibited, in the aggregate, the strongest cash flows, the highest dividends paid to shareholders, and net stock buybacks and debt paydown. These metrics generally result in the Fund’s portfolio holding value stocks (as opposed to growth stocks).

FYLD launched on December 2, 2013, at $25.00 per share. For the three-month quarter ended April 30, 2018 FYLD posted a loss of 2.78%. For the 12-month period ended April 30, 2018, FYLD posted a gain of 19.03%. From the Fund’s launch date through April 30, 2018, FYLD posted a cumulative gain of 22.79%.

Cambria Investment Management Shareholder Letter (Unaudited)

We believe that the MSCI EAFE Index serves as a suitable benchmark for FYLD and, at the end of the Fund’s first complete calendar year, we identified the MSCI EAFE Index in the prospectus as an appropriate broad-based benchmark for the Fund. The table below shows the performance of the Fund(NAV) vs. its benchmark, the MSCI EAFE Index, for the three-month, 12-month, and since inception periods ended April 30, 2018.

	vs. Benchmark
	FYLD	MSCI EAFE
Annualized Returns Since Inception	4.76%	5.22%
Cumulative Returns Since Inception	22.79%	25.19%
12 Months Ended 4/30/2018	19.03%	15.07%
3 Months Ended 4/30/2018	-2.78%	-3.88%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 18.44% (1 year), 4.18% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 18.68% (1 year), 4.43% (annualized since inception).

●	GVAL

The Cambria Global Value ETF (“GVAL”) seeks to achieve its investment objective by investing at least 80% of its assets in the components of the Cambria Global Value Index. The GVAL index is a quantitative, value-oriented stock selection methodology that selects up to 11 countries trading at long-term discount (relative to other countries’ equity markets). Within the selected countries, the model selects stocks trading at the most attractive valuations, i.e., value stocks. Such a strategy will likely underperform when it faces headwinds during growth periods.

GVAL launched on March 11, 2014, at $25.00 per share. For the three-month quarter ended April 30, 2018, GVAL posted a loss of 6.46%. For the 12-month period ended April 30, 2018, GVAL posted a gain of 17.42%. For the period from launch through April 30, 2018, the Fund posted a 14.27% cumulative gain.

We believe that the MSCI ACWI Index serves as a suitable benchmark for GVAL. The table below shows the performance of GVAL(NAV) vs. its benchmark, the MSCI ACWI Index, for the three-month, 12-month, and since inception periods ended April 30, 2018.

	vs. Benchmark
	GVAL	ACWI
Annualized Returns Since Inception	3.28%	8.18%
Cumulative Returns Since Inception	14.27%	38.48%
12 Months Ended 4/30/2018	17.42%	14.77%
3 Months Ended 4/30/2018	-6.46%	-5.21%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 21.34% (1 year), 3.39% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 21.77% (1 year), 3.59% (annualized since inception).

●	GMOM

The Cambria Global Momentum ETF (“GMOM”) launched on November 3, 2014, at $25.00 per share. For the three-month quarter ended April 30, 2018, GMOM posted a loss of 4.86%. For the 12-month period ended April 30, 2018, GMOM posted a gain of 12.97%. From the period from inception through April 30, 2018, GMOM posted a cumulative gain of 17.26%.

Cambria Investment Management Shareholder Letter (Unaudited)

We believe that a suitable benchmark for GMOM is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for GMOM because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the performance of GMOM(NAV) vs. its benchmark, SPBXMI, for the three-month, 12-month, and since inception periods ended April 30, 2018.

	vs. Benchmark
	GMOM	SPBXMI
Annualized Returns Since Inception	4.67%	5.79%
Cumulative Returns Since Inception	17.26%	21.72%
12 Months Ended 4/30/2018	12.97%	5.14%
3 Months Ended 4/30/2018	-4.86%	-3.48%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 13.99% (1 year), 4.76% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 13.89% (1 year), 4.78% (annualized since inception).

●	GAA

The Cambria Global Asset Allocation ETF (“GAA”) launched on December 9, 2014, at $25.00 per share. For the three-month quarter ended April 30, 2018, GAA posted a loss of 2.73%. For the 12-month period ended April 30, 2018, GAA posted a gain of 9.43%. From the Fund’s inception through April 30, 2018, GAA posted a cumulative gain of 19.28%.

We believe that a suitable benchmark for GAA is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for GAA because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the performance of GAA(NAV) vs. its benchmark, SPBXMI, for the three-month, 12-month, and since inception periods ended April 30, 2018.

	vs. Benchmark
	GAA	SPBXMI
Annualized Returns Since Inception	5.33%	6.05%
Cumulative Returns Since Inception	19.28%	22.06%
12 Months Ended 4/30/2018	9.43%	5.14%
3 Months Ended 4/30/2018	-2.73%	-3.48%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 11.24% (1 year), 5.65% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 10.87% (1 year), 5.56% (annualized since inception).

Each of GMOM and GAA are designed to provide an investor with a stand-alone, fully diversified investment portfolio. Thus, the performance of each Fund is expected to be moderate under most market conditions, and the performance of each Fund has been in line with Cambria’s expectations. In general, we believe market conditions have been favorable for US and foreign equities. We further believe that US equities may currently be trading at prices that are above their fair valuation — although not in “bubble” territory.

Cambria Investment Management Shareholder Letter (Unaudited)

Nevertheless, we expect valuations to be a headwind in the years ahead and we appreciate your continuing confidence in us as asset managers.

●	VAMO

The Cambria Value and Momentum ETF (“VAMO”) seeks to protect against market fluctuation through the use of a rules-based hedging strategy. VAMO launched on September 8, 2015, at $25.00 per share. For the three-month period ended April 30, 2018, VAMO posted a loss of 1.14%. For the 12-month period ended April 30, 2018, VAMO posted a gain of 6.40%. From the Fund’s inception through April 30, 2018, VAMO posted a cumulative gain of 1.68%.

We believe that the S&P 500 Index serves as a suitable benchmark for VAMO. The table below shows the performance of the Fund(NAV) vs. its benchmark, the S&P 500 Index, for the three-month, 12-month, and since inception periods ended April 30, 2018.

	vs. Benchmark
	VAMO	S&P 500
Annualized Returns Since Inception	0.63%	14.18%
Cumulative Returns Since Inception	1.68%	41.99%
12 Months Ended 4/30/2018	6.40%	13.27%
3 Months Ended 4/30/2018	-1.14%	-5.77%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 5.82% (1 year), 0.07% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 5.72% (1 year), 0.13% (annualized since inception).

●	SOVB

The Cambria Sovereign Bond ETF (“SOVB”) launched on February 22, 2016, at $25.00 per share. For the three-month period ended April 30, 2018, SOVB posted a loss of 3.16%. For the 12-month period ended April 30, 2018, SOVB posted a gain of 7.56%. Since inception, SOVB posted a cumulative gain of 21.40%.

We believe that the FTSE/Citi World Government Bond Index (“WGBI”) serves as a suitable benchmark for SOVB. The table below shows the performance of the Fund(NAV) vs. WGBI since inception of SOVB through April 30, 2018.

	vs. Benchmark
	SOVB	WGBI
Annualized Returns Since Inception	9.27%	2.32%
Cumulative Returns Since Inception	21.40%	5.15%
12 Months Ended 4/30/2018	7.56%	5.08%
3 Months Ended 4/30/2018	-3.16%	-1.06%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 12.05% (1 year), 11.06% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 11.31% (1 year), 11.31% (annualized since inception).

Cambria Investment Management Shareholder Letter (Unaudited)

●	EYLD

The Cambria Emerging Shareholder Yield ETF (“EYLD”) seeks to achieve its investment objective by investing at least 80% of its assets in the components of the Cambria Emerging Shareholder Yield Index, and the Index identifies the 100 issuers in the relevant universe that have exhibited, in the aggregate, the strongest cash flows, the highest dividends paid to shareholders, and net stock buybacks and debt paydown. These metrics generally result in the Fund’s portfolio holding value stocks (as opposed to growth stocks).

EYLD launched on July 13, 2016, at $25.00 per share. For the three-month period ended April 30, 2018, EYLD posted a loss of 3.75%. For the 12-month period ended April 30, 2018, EYLD posted a gain of 25.75%. Since inception, EYLD posted a cumulative gain of 49.10%.

For the purpose of this commentary, we are using the MSCI Emerging Markets Index (“EEM”) as a proxy for the benchmark index. The table below shows the performance of the Fund(NAV) vs. EEM since inception of EYLD through April 30, 2018.

	vs. Benchmark
	EYLD	EEM
Annualized Returns Since Inception	24.87%	21.40%
Cumulative Returns Since Inception	49.10%	41.69%
12 Months Ended 4/30/2018	25.75%	22.14%
3 Months Ended 4/30/2018	-3.75%	-6.74%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 29.05% (1 year), 27.02% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 29.00% (1 year), 28.36% (annualized since inception).

●	TAIL

The Cambria Tail Risk ETF (“TAIL”) launched on April 5, 2017, at $25.00 per share. For the three-month period ended April 30, 2018, TAIL posted a loss of 0.61%. For the 12-month period ended April 30, 2018, TAIL posted a loss of 11.74%. Since inception, EYLD posted a cumulative loss of 12.65%.

We believe that the Bloomberg Barclays Short Treasury Index serves as a suitable benchmark for TAIL. The table below shows the performance of the Fund(NAV) vs. its benchmark since inception of TAIL through April 30, 2018.

	vs. Benchmark
	TAIL	Short Treasury Index
Annualized Returns Since Inception	-11.88%	1.07%
Cumulative Returns Since Inception	-12.65%	1.14%
12 Months Ended 4/30/2018	-11.74%	1.09%
3 Months Ended 4/30/2018	-0.61%	0.34%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: -9.46% (cumulative since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: -9.62% (cumulative since inception).

Cambria Investment Management Shareholder Letter (Unaudited)

TAIL held US Treasuries and a basket of S&P 500 Index put options. Some of the losses generated by the put position were offset by gains of the Treasury bonds.

●	CCOR

The Cambria Core Equity ETF (“CCOR”) launched on May 23, 2017, at $25.00 per share. For the three-month period ended April 30, 2018, CCOR posted a loss of 3.25%. Since inception, CCOR posted a cumulative gain of 0.01%.

We believe that the S&P 500 serves as a suitable benchmark for CCOR. The table below shows the performance of the Fund(NAV) vs. its benchmark, the S&P 500, for the three-month and since inception period ended April 30, 2018.

	vs. Benchmark
	CCOR	S&P 500
Cumulative Returns Since Inception	0.01%	12.39%
3 Months Ended 4/30/2018	-3.25%	-5.77%

The Fund’s performance (NAV) as of March 31, 2018 is as follows: 1.47% (cumulative since inception). The Fund’s performance (Market Price) as March 31, 2018 is as follows: 1.55% (cumulative since inception).

Sincerely,

Mebane Faber

Cambria Investment Management Shareholder Letter (Unaudited)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were trade at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of 4:00 PM Eastern Time. Brokerage commissions will reduce returns.

The information provided represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future events or investment advice.

Indices are unmanaged and do not include the effect of fees. One cannot invest directly in an index.

The S&P 500 Index is a diverse index that includes 500 American companies that represent over 70% of the total market capitalization of the U.S. stock market.

The Cambria Foreign Shareholder Yield Index represents issuers with strong cash flows, highest dividends paid to shareholders, net stock buybacks and net debt paydowns. The initial screening universe for this Index includes issuers in foreign developed countries with marketing capitalizations of at least $200 million. The Index is comprised of the 100 issuers with high rankings across a composite of the aforementioned factors.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance excluding the U.S. and Canada, consisting of 21 stock markets in Europe, Australasia, and the Far East.

The Cambria Global Value Index consists of equity securities of issuers that are domiciled in, trade in, or have exposure to a market that is undervalued according to various valuation metrics. The initial screening universe for this Index includes issuers having a market capitalization of at least $200 million.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

The S&P Balanced Equity and Bond Index is comprised of three multi-asset class indices, each with a particular risk level. The indices consist of U.S. Treasury Bonds and Equities with the following asset mix proportions: Conservative: 75% Treasuries/ 25% Equities, Moderate: 50% Treasuries/50% Equities, Growth: 25% Treasuries/75% Equities.

Cambria Global Asset Allocation Index is designed to model absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of equity and fixed income securities, real estate, commodities and currencies.

The FTSE/Citi World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country

The Bloomberg Barclays U.S. Short Treasury Index is composed of zero-coupon Treasury Bills and fixed-rate. Treasury bonds with a maturity between 1 and 12 months. As Treasury bonds and notes fall below one year-to-maturity and exit the U.S. Treasury Index, they become eligible for the Short Treasury Index. Maturity subindices are published in three-month increments: 1-3 month, 3-6 month, 6-9 month, and 9-12 month and can be separated into subindices that only include bills or only include notes that have aged below 1-year.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Shareholder Yield ETF versus the S&P 500 Index

The Fund returned 13.58% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund slightly outperformed the S&P 500. Underweight in Consumer Staples, coupled with over-weights in Materials and Industrials contributed to outperformance. Underweight to Technology limited outperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Shareholder Yield ETF	13.58%	13.80%	12.40%	12.43%
S&P 500 Index	13.27%	13.27%	12.51%	12.51%

* Fund inception date is May 13, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Foreign Shareholder Yield ETF versus the Cambria Foreign Shareholder Yield Index and the MSCI EAFE Index

The Fund returned 19.03% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund outperformed the MSCI EAFE Index. Stock selection in Norway, Canada, and Switzerland made the largest contributions to positive outperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Foreign Shareholder Yield ETF	19.03%	18.84%	4.76%	4.81%
Cambria Foreign Shareholder Yield Index	20.11%	20.11%	5.30%	5.30%
MSCI EAFE Index	15.07%	15.07%	5.22%	5.22%

* Fund inception date is December 2, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Foreign Shareholder Yield Index represents issuers with strong cash flows, highest dividends paid to shareholders, net stock buybacks and net debt paydowns. The initial screening universe for this Index includes issuers in foreign developed countries with marketing capitalizations of at least $200 million. The Index is comprised of the 100 issuers with high rankings across a composite of the aforementioned factors.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Value ETF versus the Cambria Global Value Index and the MSCI ACWI Index

The Fund returned 17.42% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund outperformed the MSCI ACWI Index. Significant over-weights in Norway, Japan, Canada, and the United Kingdom led the outperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Global Value ETF	17.42%	16.56%	3.28%	3.25%
Cambria Global Value Index	20.89%	20.89%	4.30%	4.30%
MSCI ACWI Index	14.77%	14.77%	8.18%	8.18%

* Fund inception date is March 11, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.68%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Global Value Index consists of equity securities of issuers that are domiciled in, trade in, or have exposure to a market that is undervalued according to various valuation metrics. The initial screening universe for this Index includes issuers having a market capitalization of at least $200 million.

MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Momentum ETF versus the S&P Balanced Equity & Bond – Moderate Index and the S&P 500 Index

The Fund returned 12.97% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund outperformed the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). Allocations to Global Technology, Developed ex-US, and Emerging Markets stocks, aided by allocation to Mortgage and Real Estate, contributed to outperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Global Momentum ETF	12.97%	13.23%	4.67%	4.69%
S&P Balanced Equity & Bond – Moderate Index	5.14%	5.14%	5.79%	5.79%
S&P 500 Index	13.27%	13.27%	10.37%	10.37%

* Fund inception date is November 3, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 1.03%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Asset Allocation ETF versus the Cambria Global Asset Allocation Index, S&P Balanced Equity Bond – Moderate Index and the S&P 500 Index

The Fund returned 9.43% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund outperformed the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). Momentum-based US equity and Global equity strategies contributed to outperformance; whereas REITs and long-dated US Treasuries detracted from performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Global Asset Allocation ETF	9.43%	9.26%	5.33%	5.29%
Cambria Global Asset Allocation Index	8.64%	8.64%	3.59%	3.59%
S&P Balanced Equity & Bond – Moderate Index	5.14%	5.14%	6.05%	6.05%
S&P 500 Index	13.27%	13.27%	9.93%	9.93%

* Fund inception date is December 9, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.30%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Global Asset Allocation Index is designed to model absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of equity and fixed income securities, real estate, commodities and currencies.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Value and Momentum ETF versus S&P 500 Index

The Fund returned 6.40% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund underperformed the S&P 500 Index. Significant overweight in Industrials, combined with underweight in Technology detracted from performance. However, the majority of underperformance was the result of the Fund’s average short hedge of 50% to the S&P 500, which returned 13.27% for the period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Value and Momentum ETF	6.40%	6.13%	0.63%	0.65%
S&P 500 Index	13.27%	13.27%	14.18%	14.18%

* Fund inception date is September 8, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Sovereign Bond ETF versus the FTSE/Citi World Government Bond Index

The Fund returned 7.56% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund outperformed the FTSE/Citi World Government Bond Index. Allocations to debt issues of Greece, South Africa, Portugal, and Poland were the largest contributors to performance. Russia, Turkey, and Argentina detracted slightly from performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Sovereign Bond ETF	7.56%	7.12%	9.27%	9.62%
FTSE/Citi World Government Bond Index	5.08%	5.08%	2.32%	2.32%

* Fund inception date is February 22, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.61%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

FTSE/Citi World Government Bond Index measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Emerging Shareholder Yield ETF versus the Cambria Emerging Shareholder Yield Index and MSCI Emerging Market Index

The Fund returned 25.75% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund outperformed the MSCI Emerging Market Index. Stock selection in Brazil, China, South Africa, and Thailand contributed to outperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Emerging Shareholder Yield ETF	25.75%	23.99%	24.87%	24.98%
Cambria Emerging Shareholder Yield Index	27.61%	27.61%	27.57%	27.57%
MSCI Emerging Market Index	22.14%	22.14%	21.40%	21.40%

* Fund inception date is July 13, 2016 and the Fund commenced operations on July 14, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.69%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Tail Risk ETF versus the Bloomberg Barclays Short Treasury Index.

The Fund returned a loss of 11.74% for the fiscal year ended April 30, 2018. During this 12-month period, the Fund underperformed the Bloomberg Barclays Short Treasury Index. The Fund is designed as a US-equity market insurance portfolio: it holds a basket of equity index put options. The equity market had strong positive returns during this period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Tail Risk ETF	-11.74%	-12.01%	-11.88%	-11.81%
Bloomberg Barclays Short Treasury Index	1.09%	1.09%	1.07%	1.07%

* Fund inception date is April 5, 2017.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

The Bloomberg Barclays U.S. Short Treasury Index is composed of zero-coupon Treasury Bills and fixed-rate. Treasury bonds with a maturity between 1 and 12 months. As Treasury bonds and notes fall below one year-to-maturity and exit the U.S. Treasury Index, they become eligible for the Short Treasury Index. Maturity subindices are published in three-month increments: 1-3 month, 3-6 month, 6-9 month, and 9-12 month and can be separated into subindices that only include bills or only include notes that have aged below 1-year.

Cambria Investment Management Manager’s Discussion and Analysis of Fund Performance (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Core Equity ETF versus the S&P 500 Index.

The Fund returned 0.01% for the since inception period ended April 30, 2018. The Fund launched on May 23, 2017. For the period ended April 30, 2018, the Fund underperformed the S&P 500. The largest detractors of performance were allocations to Consumer Discretionary, Technology, and Consumer Staples. Options investments also contributed to underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Cambria Core Equity ETF	0.01%	-0.15%
S&P 500 Index	-12.39%	-12.39%

* Fund inception date is May 23, 2017.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 1.05%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Cambria Investment Management Schedule of Investments ● Cambria Shareholder Yield ETF April 30, 2018

Sector Weightings(Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 99.5%

Consumer Discretionary — 28.4%
American Eagle Outfitters	100,196	$2,072,053
Best Buy	24,601	1,882,715
BJ's Restaurants	35,971	2,008,980
Buckle	72,892	1,680,161
Carnival	8	505
CBS, Cl B	19,650	966,780
Children's Place	4	510
Cooper Tire & Rubber	32,406	792,327
Dillard's, Cl A	7,003	522,074
Finish Line, Cl A	9	122
Gannett	162,363	1,570,050
Gap	41,700	1,219,308
Gentex	68,807	1,564,671
Group 1 Automotive	14,712	961,429
Guess?	64,355	1,498,828
H&R Block	19	525
Hibbett Sports*	66,677	1,813,614
Home Depot	13,622	2,517,346
Interpublic Group of Cos	68,880	1,624,879
Kohl's	22,987	1,427,953
La-Z-Boy, Cl Z	54,659	1,574,179
Lear	7,632	1,426,955
Lennar, Cl A	23,431	1,239,266
Lennar, Cl B	481	20,534
Lowe's	23,250	1,916,497
Macy's	14,803	459,929
Michael Kors Holdings*	14,697	1,005,569
Office Depot	13	30
O'Reilly Automotive*	7,636	1,955,351
Six Flags Entertainment	27,684	1,750,736
Sturm Ruger	13,650	754,163
Target	13,389	972,041

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Shareholder Yield ETF April 30, 2018

Description	Shares	Value

Urban Outfitters*	26,929	$1,084,431
Visteon*	8,069	1,004,106
Whirlpool	7,593	1,176,535
		40,465,152
Consumer Staples — 3.0%
Archer-Daniels-Midland	12,110	549,552
Dr Pepper Snapple Group	18,975	2,276,241
Nu Skin Enterprises, Cl A	6	427
Walmart	17,205	1,521,954
		4,348,174
Energy — 4.2%
Arch Coal	17,094	1,381,708
CVR Energy	34,220	1,180,590
Marathon Petroleum	22,148	1,659,107
Murphy Oil	5	150
Valero Energy	16,511	1,831,565
		6,053,120
Financials — 30.3%
Aflac	35,726	1,628,034
Allstate	21,365	2,089,924
American Express	13,633	1,346,259
American Financial Group	1	113
American International Group	20,401	1,142,456
Ameriprise Financial	11,257	1,578,344
Assurant	16,925	1,570,978
Assured Guaranty	44,933	1,630,619
Axis Capital Holdings	26,657	1,564,766
Bank of America	7	210
CIT Group	29,276	1,550,164
Citizens Financial Group	38,484	1,596,701
CNO Financial Group	63,336	1,357,924
Discover Financial Services	22,693	1,616,876
Fifth Third Bancorp	53,550	1,776,254
Hartford Financial Services Group	24,561	1,322,364
JPMorgan Chase	11,693	1,271,965
Leucadia National	5	120
Lincoln National	18,413	1,300,694
MetLife	17,550	836,609
New York Community Bancorp	125,222	1,487,637
Old Republic International	73,786	1,505,234
PNC Financial Services Group	8,917	1,298,404
State Street	10,500	1,047,690
SunTrust Banks	31,163	2,081,688
Synchrony Financial	48,694	1,615,180

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Shareholder Yield ETF April 30, 2018

Description	Shares	Value

Synovus Financial	24,487	$1,279,936
Travelers	13,956	1,836,610
Unum Group	33,525	1,621,940
US Bancorp	18,140	915,163
Voya Financial	31,732	1,661,170
Waddell & Reed Financial, Cl A	81,747	1,654,559
		43,186,585
Health Care — 4.1%
Aetna	6,541	1,171,166
CVS Health	16,050	1,120,771
Express Scripts Holding*	15,713	1,189,474
McKesson	5,475	855,250
Mylan*	38,376	1,487,454
		5,824,115
Industrials — 14.3%
Boeing	3,948	1,316,895
Cummins	11,514	1,840,628
Delta Air Lines	25,902	1,352,602
Eaton	25,061	1,880,327
FTI Consulting*	33,385	1,949,684
GATX	18,066	1,178,626
General Dynamics	8	1,610
Greenbrier	6	263
Huntington Ingalls Industries	4,514	1,097,850
Ingersoll-Rand	11,453	960,792
ManpowerGroup	14,327	1,371,380
MRC Global*	18	337
Northrop Grumman	1	322
Parker-Hannifin	18	2,963
Robert Half International	19,350	1,175,513
Southwest Airlines	35,726	1,887,405
Spirit AeroSystems Holdings, Cl A	16,275	1,308,022
United Continental Holdings*	28,557	1,928,740
Wabash National	52,850	1,060,171
		20,314,130
Information Technology — 9.9%
Apple	13,191	2,179,944
Applied Materials	27,608	1,371,290
Avnet	38,862	1,524,556
Corning	54,207	1,464,673
Hewlett Packard Enterprise	91,019	1,551,874
HP	45,554	978,955
NetApp	3	200
Sanmina*	47,709	1,407,416

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Shareholder Yield ETF April 30, 2018

Description	Shares	Value

Texas Instruments	25,275	$2,563,643
Xerox	32,475	1,021,339
		14,063,890
Materials — 4.1%
Alcoa*	5	256
Eastman Chemical	11,550	1,179,024
Huntsman	8	238
LyondellBasell Industries, Cl A	9,709	1,026,533
Packaging Corp of America	11	1,273
Steel Dynamics	29,583	1,325,614
Trinseo	16	1,167
Warrior Met Coal	55,843	1,298,350
Worthington Industries	22,470	1,000,589
		5,833,044
Real Estate — 0.5%
Realogy Holdings	29,100	721,971

Utilities — 0.7%
AES	78,420	959,861

Total Common Stock
(Cost $123,478,126)		141,770,042

Total Investments - 99.5%
(Cost $123,478,126)		$141,770,042
Other Assets and Liabilities - 0.5%		669,802
Net Assets - 100.0%		$142,439,844

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

As of April 30, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Foreign Shareholder Yield ETF April 30, 2018

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 98.3%

Australia — 7.5%
Alumina	188,367	$374,383
BlueScope Steel	17,535	217,952
Cabcharge Australia	117,028	162,993
Crown Resorts	35,031	341,794
Fortescue Metals Group	83,020	285,006
Metcash	2,393	6,486
Monadelphous Group	78,946	959,864
Myer Holdings	654,874	189,813
Nine Entertainment Holdings	195,836	347,946
Qantas Airways	84,417	366,701
South32	78,085	218,684
		3,471,622
Belgium — 1.2%
Ageas	10,236	549,445

Canada — 8.2%
BRP	17,500	707,932
Ensign Energy Services	59,500	284,999
Genworth MI Canada	13,421	433,795
Great-West Lifeco	12,261	326,877
IGM Financial	8,373	257,004
Labrador Iron Ore Royalty	20,452	348,048
Magna International	10,640	628,398
Metro, Cl A	624	19,800
Norbord	10,500	433,592
TFI International	13,413	388,303
		3,828,748
Denmark — 2.4%
Novo Nordisk, Cl B	7,437	351,738
Pandora	3,925	437,306
Spar Nord Bank	28,105	322,062

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Foreign Shareholder Yield ETF April 30, 2018

Description	Shares	Value

Tryg	814	$19,328
		1,130,434
Finland — 2.3%
Kesko, Cl B	8,264	486,006
UPM-Kymmene	15,715	563,249
		1,049,255
France — 8.0%
AXA	12,683	363,295
BNP Paribas	7,987	617,093
Casino Guichard Perrachon	6,423	333,215
CNP Assurances	22,578	579,112
Engie	21,959	385,832
Metropole Television	19,358	476,884
Natixis	74,200	610,381
Neopost	13,440	362,905
		3,728,717
Germany — 3.0%
CECONOMY	419	4,704
Freenet	15,206	483,307
Muenchener Rueckversicherungs	2,527	579,652
Uniper	11,197	347,096
		1,414,759
Hong Kong — 6.4%
Hang Lung Properties	165,704	393,536
Li & Fung	780,494	394,789
Shandong Chenming Paper Holdings, Cl H	297,500	454,855
Shanghai Industrial Holdings	128,604	339,180
Shimao Property Holdings	280,000	750,957
Shougang Fushan Resources Group	2,590,000	643,486
Xinyi Glass Holdings	12,000	17,491
		2,994,294
Italy — 3.4%
Saras	151,197	361,154
Societa Cattolica di Assicurazioni SC	44,590	476,006
STMicroelectronics	34,387	752,860
		1,590,020
Japan — 19.6%
Astellas Pharma	21,000	308,411
Brother Industries	14,000	301,720
Dai Nippon Printing	16,026	345,676
Denka	17,500	625,914
Duskin	14,000	353,330
Hokkoku Bank	300	11,992

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Foreign Shareholder Yield ETF April 30, 2018

Description	Shares	Value

Hosiden	38,500	$462,056
ITOCHU	800	16,056
K's Holdings	14,000	202,598
Leopalace21	24,500	213,131
Mitsubishi Gas Chemical	7,000	164,819
Mitsui	21,000	379,679
Mixi	7,000	231,156
Nippon Express	7,000	529,546
Nitto Boseki	400	8,665
NOF	17,500	522,663
NTT DOCOMO	17,870	463,424
Sankyo	11,938	419,883
Showa Shell Sekiyu	24,500	346,702
Sumitomo Bakelite	2,000	18,112
Suzuki Motor	200	10,778
Taisei	10,500	567,645
Toyo Kanetsu	17,500	537,070
Tsugami	35,000	423,893
UT Group *	59,500	1,646,428
		9,111,347
Netherlands — 3.8%
Aegon	87,990	647,315
ASR Nederland	7,995	378,080
BinckBank	75,358	439,541
Philips Lighting (A)	9,101	277,396
		1,742,332
New Zealand — 0.7%
SKY Network Television	213,250	342,098
Tower *	273	152
		342,250
Norway — 6.3%
DNB	28,847	541,356
Grieg Seafood	47,075	506,116
Salmar	32,222	1,506,208
Telenor	17,678	391,801
		2,945,481
Portugal — 2.0%
EDP - Energias de Portugal	120,523	447,691
Galp Energia SGPS	25,595	491,909
		939,600
Spain — 2.7%
Endesa	15,616	365,276
Gas Natural SDG	21,230	536,076

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Foreign Shareholder Yield ETF April 30, 2018

Description	Shares	Value

International Consolidated Airlines Group	39,543	$342,478
		1,243,830
Sweden — 2.8%
JM	15,241	302,674
Peab	40,293	358,451
Svenska Cellulosa SCA, Cl B	19,915	221,332
Telia	81,835	403,537
		1,285,994
Switzerland — 2.4%
Sunrise Communications Group (A)	2,240	176,533
Swiss Re	4,666	445,695
Zurich Insurance Group	1,540	493,546
		1,115,774
United Kingdom — 15.6%
Anglo American	14,654	344,859
Carillion *(B)(C)(D)	1,154,979	—
Centamin	177,905	383,918
Direct Line Insurance Group	63,837	328,953
EI Group *	6,471	11,474
HSBC Holdings	47,478	474,146
Intermediate Capital Group	49,230	736,041
J Sainsbury	113,098	481,122
Kingfisher	78,901	329,999
Legal & General Group	106,338	395,271
Pearson	32,498	373,045
Persimmon	17,990	672,424
Rio Tinto	9,526	517,499
Royal Mail	70,768	566,245
South32	238,105	661,503
Sports Direct International *	111,440	617,977
Vodafone Group	122,818	357,783
		7,252,259

Total Common Stock
(Cost $42,314,360)		45,736,161

Total Investments - 98.3%
(Cost $42,314,360)		$45,736,161
Other Assets and Liabilities - 1.7%		774,782
Net Assets - 100.0%		$46,510,943

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Foreign Shareholder Yield ETF April 30, 2018

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2018 was $453,929 and represents 1.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of April 30, 2018 was $0 and represented 0.0% of Net Assets. See Note 2 in Notes to Financial Statements.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $0 and represents 0.0% of Net Assets.

*	Non-income producing security.

Cl — Class

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$3,471,622	$—	$—	$3,471,622
Belgium	549,445	—	—	549,445
Canada	3,828,748	—	—	3,828,748
Denmark	1,130,434	—	—	1,130,434
Finland	1,049,255	—	—	1,049,255
France	3,728,717	—	—	3,728,717
Germany	1,414,759	—	—	1,414,759
Hong Kong	2,994,294	—	—	2,994,294
Italy	1,590,020	—	—	1,590,020
Japan	9,111,347	—	—	9,111,347
Netherlands	1,742,332	—	—	1,742,332
New Zealand	342,250	—	—	342,250
Norway	2,945,481	—	—	2,945,481
Portugal	939,600	—	—	939,600
Spain	1,243,830	—	—	1,243,830
Sweden	1,285,994	—	—	1,285,994
Switzerland	1,115,774	—	—	1,115,774
United Kingdom	7,252,259	—	—^	7,252,259
Total Common Stock	45,736,161	—	—	45,736,161
Total Investments in Securities	$45,736,161	$–	$–	$45,736,161

^	Represents security in which the fair value is $0 or have been rounded to $0.
(1)

Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Value ETF April 30, 2018

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 98.2%

Austria — 1.8%
AMAG Austria Metall (A)	59,834	$3,757,283

Brazil — 7.0%
AMBEV	283,872	1,889,671
Banco do Brasil	217,456	2,279,340
Banco Santander Brasil	386,903	4,212,286
Cia Siderurgica Nacional *	498,812	1,258,706
Cosan Industria e Comercio	140,888	1,607,472
JBS	523,566	1,309,214
Vale	156,027	2,165,903
		14,722,592
Czech Republic — 8.7%
CEZ	101,762	2,602,320
Fortuna Entertainment Group *	310,392	2,914,334
Komercni Banka	56,765	2,450,629
Pegas Nonwovens	66,582	2,814,755
Philip Morris CR	3,726	2,854,991
Unipetrol	268,920	4,707,310
		18,344,339
Greece — 8.9%
Alpha Bank AE *	36,947	97,711
Athens Water Supply & Sewage	175,770	1,262,944
Bank of Greece	95,256	1,736,968
FF Group *	27,255	516,736
Hellenic Petroleum	202,014	2,061,392
Hellenic Telecommunications Organization	91,736	1,334,902
Holding ADMIE IPTO *	200,756	448,500
Intralot -Integrated Lottery Systems & Services *	655,614	937,394
JUMBO	78,149	1,430,688
Karelia Tobacco	6,720	2,272,217

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Value ETF April 30, 2018

Description	Shares	Value

Motor Oil Hellas Corinth Refineries	149,688	$3,575,492
Mytilineos Holdings	111,780	1,349,853
National Bank of Greece *	45,868	19,165
OPAP	90,570	1,086,066
Piraeus Bank *	1,028	4,360
Public Power *	200,756	662,811
		18,797,199
Israel — 12.0%
Bank Hapoalim	374,158	2,563,730
Bank Leumi Le-Israel	431,863	2,555,935
Bezeq The Israeli Telecommunication	2,081,636	2,627,097
Elbit Systems	21,242	2,458,298
Israel Chemicals	586,260	2,635,682
Israel Discount Bank, Cl A *	906,791	2,517,079
Mizrahi Tefahot Bank	125,070	2,290,491
Nice *	26,814	2,543,603
Teva Pharmaceutical Industries *	145,459	2,655,401
Tower Semiconductor *	92,149	2,423,970
		25,271,286
Italy — 6.2%
Atlantia	67,935	2,256,050
Enel	381,186	2,424,963
Eni	84,078	1,644,826
Intesa Sanpaolo	534,957	2,039,464
Saipem *	8,637	33,105
Telecom Italia *	1,493,039	1,475,207
UniCredit	26,758	580,792
Unipol Gruppo	280,422	1,506,935
UnipolSai	409,758	1,103,455
		13,064,797
Norway — 7.1%
Aker Solutions *	254,412	1,729,633
DNB	75,707	1,420,751
Gjensidige Forsikring	58,009	919,779
Norsk Hydro	234,583	1,463,823
Petroleum Geo-Services *	339,587	1,467,171
Statoil	57,385	1,469,980
Storebrand	250,779	2,147,578
Telenor	58,682	1,300,582
TGS Nopec Geophysical	60,600	1,920,212
Yara International	24,638	1,041,133
		14,880,642

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Value ETF April 30, 2018

Description	Shares	Value

Poland — 8.0%
Alior Bank *	34,854	$705,551
Asseco Poland	43,121	540,571
Bank Millennium *	382,844	932,609
Bank Polska Kasa Opieki	15,780	525,573
Bank Zachodni WBK	7,975	843,886
CCC	14,777	1,090,429
Cyfrowy Polsat	110,390	807,045
Energa	102,238	300,319
Eurocash	82,017	572,741
Grupa Azoty	31,430	479,082
Grupa Lotos	93,991	1,481,426
ING Bank Slaski	19,496	1,094,267
KGHM Polska Miedz	22,899	610,927
LPP	365	953,616
Lubelski Wegiel Bogdanka	30,319	474,241
mBank*	5,720	699,793
Orange Polska *	267,155	401,130
PGE Polska Grupa Energetyczna *	122,161	364,410
Polski Koncern Naftowy ORLEN	42,949	1,097,632
Polskie Gornictwo Naftowe i Gazownictwo	499,656	879,774
Powszechna Kasa Oszczednosci Bank Polski	82,467	983,067
Powszechny Zaklad Ubezpieczen	59,492	727,495
Tauron Polska Energia *	577,368	386,574
		16,952,158
Portugal — 9.8%
Altri SGPS	82,810	599,007
Banco BPI, Cl G *	231,200	339,503
Banco Comercial Portugues, Cl R *	80,904	27,170
Banco Espirito Santo *(B)(C)(D)	318,087	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *(B)(C)(D)	450,116	—
Corticeira Amorim SGPS	525,042	6,987,118
CTT-Correios de Portugal	32,909	121,528
EDP - Energias de Portugal	524,266	1,947,424
Galp Energia SGPS	146,991	2,825,009
Jeronimo Martins SGPS	48,328	848,566
Mota-Engil SGPS	95,582	414,952
Navigator	78,795	460,539
NOS SGPS	48,769	290,109
Pharol SGPS *	952,460	313,426
REN - Redes Energeticas Nacionais SGPS	120,274	379,374

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Value ETF April 30, 2018

Description	Shares	Value

Semapa-Sociedade de Investimento e Gestao	140,778	$3,151,861
Sonae	1,135,620	1,546,908
Teixeira Duarte	1,378,782	462,874
		20,715,368
Russia — 9.5%
Alrosa PJSC	1,967,328	2,799,512
Gazprom Neft PJSC	521,640	2,553,010
Gazprom PJSC	581,094	1,346,605
Rosneft PJSC	308,448	1,875,987
Sberbank of Russia PJSC	896,022	3,229,791
Severstal PJSC	258,552	4,154,651
Unipro PJSC	34,926,552	1,539,658
Uralkali *	460,242	818,565
VTB Bank PJSC	2,013,144,516	1,725,347
		20,043,126
Singapore — 6.1%
CapitaLand	453,600	1,286,226
City Developments	145,800	1,393,127
ComfortDelGro	615,600	1,044,570
Golden Agri-Resources	4,681,800	1,218,115
Jardine Cycle & Carriage	32,400	837,122
Oversea-Chinese Banking	162,000	1,685,973
SATS	324,000	1,353,665
Sembcorp Industries	534,600	1,237,724
Singapore Airlines	162,000	1,329,231
United Overseas Bank	64,800	1,472,905
		12,858,658
Spain — 7.9%
Acciona	20,773	1,741,431
Banco Bilbao Vizcaya Argentaria	168,042	1,365,700
Banco Santander	233,450	1,514,723
CaixaBank	335,869	1,638,198
Enagas	55,106	1,606,418
Endesa	65,136	1,523,608
Ferrovial	74,042	1,585,739
Gas Natural SDG	80,870	2,042,039
Iberdrola	248,382	1,924,451
Mapfre	515,209	1,794,325
		16,736,632
Turkey — 5.2%
Akbank Turk	453,438	944,360
Eregli Demir ve Celik Fabrikalari	683,640	1,709,899
Haci Omer Sabanci Holding	405,810	961,053

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Value ETF April 30, 2018

Description	Shares	Value

KOC Holding	260,982	$881,483
Petkim Petrokimya Holding	893,754	1,579,762
Turkiye Halk Bankasi	364,176	741,423
Turkiye Is Bankasi, Cl C	620,946	941,638
Turkiye Sise ve Cam Fabrikalari	1,061,818	1,178,898
Turkiye Vakiflar Bankasi TAO, Cl D	711,666	1,045,924
Yapi ve Kredi Bankasi *	1,007,964	987,592
		10,972,032

Total Common Stock
(Cost $194,277,744)		207,116,112

PREFERRED STOCK — 2.3%

Brazil — 2.3%
Banco Bradesco	256,471	2,527,226
Cia Energetica de Minas Gerais	354,480	856,046
Telefonica Brasil	109,292	1,540,857

Total Preferred Stock
(Cost $5,629,834)		4,924,130

Total Investments - 100.5%
(Cost $199,907,578)		$212,040,242
Other Assets and Liabilities - (0.5)%		(1,065,115)
Net Assets - 100.0%		$210,975,126

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Value ETF April 30, 2018

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2018 was $3,757,283 and represents 1.8% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of April 30, 2018 was $0 and represented 0.0% of Net Assets. See Note 2 in Notes to Financial Statements.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2018, was $0 and represents 0.0% of Net Assets.

Cl — Class
PJSC — Private Joint Stock Company

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Austria	$3,757,283	$—	$—	$3,757,283
Brazil	14,722,592	—	—	14,722,592
Czech Republic	18,344,339	—	—	18,344,339
Greece	18,797,199	—	—	18,797,199
Israel	25,271,286	—	—	25,271,286
Italy	13,064,797	—	—	13,064,797
Norway	14,880,642	—	—	14,880,642
Poland	16,952,158	—	—	16,952,158
Portugal	20,715,368	—	—^	20,715,368
Russia	20,043,126	—	—	20,043,126
Singapore	12,858,658	—	—	12,858,658
Spain	16,736,632	—	—	16,736,632
Turkey	10,972,032	—	—	10,972,032
Total Common Stock	207,116,112	—	—	207,116,112
Preferred Stock
Brazil	4,924,130	—	—	4,924,130
Total Preferred Stock	4,924,130	—	—	4,924,130
Total Investments in Securities	$212,040,242	$—	$—	$212,040,242

^	Represents securities in which the fair value is $0 or have been rounded to $0

(1)

Included in Level 3 are three securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers into Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Momentum ETF April 30, 2018

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.5%
Cambria Emerging Shareholder Yield ETF‡	337,444	$12,126,658
Cambria Foreign Shareholder Yield ETF‡	226,297	6,019,500
Cambria Global Value ETF‡	446,490	11,622,581
Cambria Shareholder Yield ETF‡	120,319	4,581,748
FlexShares Global Upstream Natural Resources Index Fund	146,999	4,992,086
iShares Global Financials ETF	92,332	6,398,608
iShares Global Materials ETF	100,730	6,911,085
iShares Global Tech ETF	44,597	7,024,473
iShares Micro-Capital ETF	55,428	5,395,916
PowerShares DB Energy Fund*	405,263	6,524,734
Vanguard FTSE All World ex-US Small-Capital ETF	47,951	5,735,419
Vanguard FTSE Developed Markets ETF	128,426	5,754,769
Vanguard FTSE Emerging Markets ETF	179,658	8,206,777
Vanguard Global ex-U.S. Real Estate ETF	82,403	5,046,360
WisdomTree Emerging Markets SmallCap Dividend Fund	123,053	6,428,289

Total Exchange Traded Funds
(Cost $93,378,579)		102,769,003

Total Investments - 97.5%
(Cost $93,378,579)		$102,769,003
Other Assets and Liabilities - 2.5%		2,688,434
Net Assets - 100.0%		$105,457,437

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Momentum ETF April 30, 2018

*	Non-income producing security.
‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the year ended April 30, 2018 are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 04/30/18	Income
Cambria Emerging Shareholder Yield ETF
$3,867,209	$7,126,620	$-	$1,132,829	$-	$12,126,658	$202,647
Cambria Foreign Shareholder Yield ETF
3,129,618	2,324,412	-	565,470	-	6,019,500	123,073
Cambria Global Value ETF
3,566,743	7,421,849	-	633,989	-	11,622,581	125,793
Cambria Shareholder Yield ETF
3,003,050	5,244,684	(3,713,392)	(74,927)	122,333	4,581,748	38,815
$13,566,620	$22,117,565	$(3,713,392)	$2,257,361	$122,333	$34,350,487	$490,328

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange

As of April 30, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Asset Allocation ETF April 30, 2018

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.4%
Alpha Architect Value Momentum Trend ETF	45,989	$1,318,045
Cambria Emerging Shareholder Yield ETF‡	172,558	6,201,182
Cambria Foreign Shareholder Yield ETF‡	116,132	3,089,111
Cambria Global Value ETF‡	143,909	3,746,095
Cambria Shareholder Yield ETF‡	95,428	3,633,898
Cambria Sovereign Bond ETF‡	199,981	5,549,473
iShares Edge MSCI USA Momentum Factor ETF	25,800	2,746,410
iShares Short Treasury Bond ETF	12,113	1,336,791
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	269,494	4,966,774
Schwab U.S. REIT ETF	48,330	1,875,687
Schwab US TIPs ETF	36,254	1,984,181
SPDR Citi International Government Inflation-Protected Bond ETF	34,909	1,997,493
VanEck Vectors Emerging Markets High Yield Bond ETF	108,975	2,582,708
VanEck Vectors International High Yield Bond ETF	52,224	1,313,267
Vanguard FTSE Developed Markets ETF	29,864	1,338,206
Vanguard Global ex-U.S. Real Estate ETF	33,138	2,029,371
Vanguard Intermediate-Term Corporate Bond ETF	22,924	1,918,051
Vanguard Intermediate-Term Treasury ETF	44,938	2,800,087
Vanguard Long-Term Treasury ETF	33,347	2,445,002
Vanguard Mid-Capital ETF	8,609	1,325,011
Vanguard Short-Term Corporate Bond ETF	16,836	1,315,902
Vanguard Total Bond Market ETF	65,562	5,182,676
Vanguard Total International Bond ETF	61,398	3,352,331
Vanguard Total Stock Market ETF	19,425	2,648,210

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management Schedule of Investments ● Cambria Global Asset Allocation ETF April 30, 2018

Description	Value

Total Exchange Traded Funds
(Cost $65,071,330)	$66,695,962

Total Investments - 99.4%
(Cost $65,071,330)	$66,695,962
Other Assets and Liabilities - 0.6%	376,619
Net Assets - 100.0%	$67,072,581

Percentages based on Net Assets.

*	Non-income producing security.
‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the year ended April 30, 2018 are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 04/30/18	Income
Cambria Emerging Shareholder Yield ETF
$3,950,496	$3,058,014	$(1,675,915)	$425,479	$443,108	$6,201,182	$146,996
Cambria Foreign Shareholder Yield ETF
719,637	2,379,749	(142,107)	97,544	34,288	3,089,111	26,886
Cambria Global Value ETF
1,558,127	2,352,525	(415,709)	161,821	89,331	3,746,095	39,942
Cambria Shareholder Yield ETF
1,161,508.0	2,485,251	(157,704)	105,090	39,753	3,633,898	27,276
Cambria Sovereign Bond ETF
1,324,935	4,484,413	(218,531)	-65,210	23,866	5,549,473	116,249
$8,714,702	$14,759,952	$(2,609,966)	$724,724	$630,346	$22,219,759	$357,349

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of April 30, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2018

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 92.1%

Consumer Discretionary — 26.6%
Aaron's	5,382	$224,806
Abercrombie & Fitch, Cl A	14,772	378,460
Adtalem Global Education*	6,680	317,968
American Eagle Outfitters	11,458	236,951
Best Buy	4,914	376,069
Buckle	10,286	237,092
Career Education*	35,489	460,292
Citi Trends	9,571	293,160
Conn's*	12,117	308,984
Crocs*	31,201	492,975
Deckers Outdoor*	2,614	243,782
Dillard's, Cl A	2,951	219,997
Fiat Chrysler Automobiles*	14,482	316,142
Fossil Group*	18,488	276,396
Gannett	22,418	216,782
Gap	7,647	223,598
Guess?	16,984	395,558
Hibbett Sports*	9,332	253,830
ILG	11,025	376,283
KB Home	9,235	245,189
Kohl's	3,610	224,253
Michael Kors Holdings*	3,653	249,938
Movado Group	10,459	412,608
Penn National Gaming*	11,101	336,471
Scientific Games, Cl A*	7,774	414,355
Tailored Brands	8,899	280,763
Tilly's, Cl A	16,905	189,505
Urban Outfitters*	6,131	246,895

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2018

Description	Shares	Value

Zumiez*	9,370	$219,258
		8,668,360
Energy — 8.4%
Arch Coal	2,471	199,731
Cosan, Cl A	22,142	223,191
Delek US Holdings	8,059	381,754
HollyFrontier	5,436	329,911
Mammoth Energy Services*	7,340	238,403
PBF Energy, Cl A	6,735	258,153
Peabody Energy	6,121	225,559
Renewable Energy Group*	16,566	213,701
Valero Energy	2,964	328,797
W&T Offshore*	54,398	331,828
		2,731,028
Financials — 28.8%
American Equity Investment Life Holding	12,167	367,443
American Financial Group	4,290	485,714
B. Riley Financial	17,425	359,826
Bancorp*	35,653	369,008
Bank of America	12,141	363,259
Cannae Holdings*	12,206	252,176
Citizens Financial Group	8,137	337,604
CNA Financial	6,501	328,040
Corporate Capital Trust	13,430	227,370
Encore Capital Group*	5,076	226,390
Enova International*	14,433	422,887
EZCORP, Cl A*	17,679	242,202
First American Financial	6,034	308,398
Green Dot, Cl A*	6,888	418,859
Health Insurance Innovations, Cl A*	11,776	335,616
Heritage Insurance Holdings	15,241	239,284
Kemper	3,797	256,298
Old Republic International	19,136	390,374
Progressive	9,932	598,801
Regions Financial	14,874	278,144
Reinsurance Group of America, Cl A	3,224	481,666
Selective Insurance Group	9,750	577,200
Universal Insurance Holdings	7,300	236,885
Validus Holdings	3,357	227,504
Voya Financial	4,604	241,019
Walker & Dunlop	4,372	249,685
World Acceptance*	3,274	335,585
XL Group	4,107	228,308
		9,385,545

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2018

Description	Shares	Value

Health Care — 5.1%
Anthem	1,072	$252,981
Centene*	3,151	342,136
Concert Pharmaceuticals*	11,510	210,058
Humana	1,228	361,253
Triple-S Management, Cl B*	10,121	286,930
WellCare Health Plans*	1,121	229,984
		1,683,342
Industrials — 7.8%
ArcBest	8,996	288,771
Boeing	1,149	383,260
China Yuchai International	10,639	221,398
Greenbrier	5,069	222,275
Heritage-Crystal Clean*	13,552	286,625
Kelly Services, Cl A	7,871	230,305
Korn	7,491	400,470
Rush Enterprises, Cl A*	5,877	239,958
Werner Enterprises	8,196	281,123
		2,554,185
Information Technology — 5.8%
Comtech Telecommunications	13,890	424,895
Electro Scientific Industries*	12,586	226,548
First Solar*	3,722	263,927
HP	14,904	320,287
Jabil	6,870	182,742
KEMET*	16,432	282,959
Micron Technology*	4,520	207,830
		1,909,188
Materials — 8.9%
Alcoa*	7,304	373,965
Century Aluminum*	23,063	402,910
Huntsman	8,038	239,291
Intrepid Potash*	69,244	313,676
Louisiana-Pacific	10,377	293,980
Resolute Forest Products*	26,940	266,706
Schnitzer Steel Industries, Cl A	10,459	308,018
Tronox, Cl A	15,006	257,803
Verso*	14,214	256,705
Warrior Met Coal	7,904	183,768
		2,896,822
Real Estate — 0.7%
Jones Lang LaSalle	1,322	224,092

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2018

Description	Shares	Value

Total Common Stock
(Cost $27,789,378)		$30,052,562

Total Investments - 92.1%
(Cost $27,789,378)		$30,052,562
Other Assets and Liabilities - 7.9%		2,564,510
Net Assets - 100.0%		$32,617,072

Percentages based on Net Assets.

*	Non-income producing security.
Cl — Class

The open futures contracts held by the Fund at April 30, 2018, is as follows:

	Number of
Type of	Contracts	Expiration	Notional	Value	Unrealized
Contract	Short	Date	Amount		Appreciation
S&P 500 Index EMINI	(152)	Jun-2018	$(20,422,976)	$(20,117,200)	$305,776

For the period ended April 30, 2018, the monthly average notional value of the short equity futures contracts held was $(7,031,579) and the ending notional value of short equity futures contracts held was $(20,422,976).

For the period ended April 30, 2018, the monthly average notional value of the options was $452,305. There were no options held at year end.

The following is a list of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,052,562	$—	$—	$30,052,562
Total Investments in Securities	$30,052,562	$—	$—	$30,052,562

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts Unrealized Appreciation	$305,776	$—	$—	$305,776
Total Other Financial Instruments	$305,776	$—	$—	$305,776

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2018

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 89.0%

Argentina — 3.6%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	5,205,032	$241,752
16.000%, 10/17/23	ARS	5,160,736	230,764
15.500%, 10/17/26	ARS	4,944,282	223,786
			696,302
Australia — 3.7%
Queensland Treasury
5.750%, 07/22/24	AUD	406,000	355,762
4.750%, 07/21/25 (A)	AUD	434,000	364,093
			719,855
Brazil — 7.5%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	4,900,000	1,444,739

Colombia — 4.7%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	296,947
7.500%, 08/26/26	COP	812,500,000	312,178
7.000%, 05/04/22	COP	819,000,000	307,576
			916,701
Greece — 8.0%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR	224,000	280,186
3.000%, 02/24/23 (B)	EUR	162,792	198,402
3.000%, 02/24/24 (B)	EUR	873,852	1,058,898
			1,537,486
Hungary — 4.8%
Hungary Government Bond
6.000%, 11/24/23	HUF	92,820,000	443,363
5.500%, 06/24/25	HUF	94,780,000	447,909
3.000%, 06/26/24	HUF	10,660,000	43,975
			935,247
Indonesia — 3.6%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	4,476,000,000	344,949
7.000%, 05/15/27	IDR	4,800,000,000	347,601
			692,550

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2018

Description		Face Amount(1)	Value

Malaysia — 3.7%
Malaysia Government Bond
4.498%, 04/15/30	MYR	1,563,000	$397,088
4.392%, 04/15/26	MYR	110,000	28,506
4.181%, 07/15/24	MYR	1,010,000	258,570
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	110,000	27,571
			711,735
Mexico — 5.4%
Mexican Bonos
10.000%, 12/05/24	MXN	4,773,200	290,375
8.500%, 05/31/29	MXN	8,743,500	501,388
7.500%, 06/03/27	MXN	4,585,000	245,280
			1,037,043
New Zealand — 2.5%
New Zealand Government Bond
4.500%, 04/15/27	NZD	602,000	478,270

Philippines — 2.8%
Philippine Government Bond
8.000%, 07/19/31	PHP	23,858,684	536,009

Poland — 5.1%
Poland Government Bond
5.750%, 04/25/29	PLN	1,988,000	706,874
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	462,000	135,026
2.500%, 07/25/26	PLN	504,000	138,728
			980,628
Portugal — 6.3%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR	405,289	596,857
3.875%, 02/15/30 (A)	EUR	424,413	617,460
			1,214,317
Romania — 4.3%
Romania Government Bond
5.850%, 04/26/23	RON	980,000	271,958
5.800%, 07/26/27	RON	980,000	275,998
4.750%, 02/24/25	RON	1,050,000	277,386
			825,342
Russia — 7.2%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	54,250,000	884,954
7.600%, 07/20/22	RUB	17,444,000	285,315
7.000%, 01/25/23	RUB	14,112,000	226,679
			1,396,948

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2018

Description		Face Amount(1)	Value

South Africa — 6.8%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR	2,970,982	$228,664
8.000%, 01/31/30	ZAR	11,136,482	855,271
7.000%, 02/28/31	ZAR	3,332,728	233,144
			1,317,079
Thailand — 3.7%
Thailand Government Bond
3.625%, 06/16/23	THB	20,667,000	707,258

Turkey — 5.3%
Turkey Government Bond
10.700%, 02/17/21	TRY	2,226,000	510,729
8.500%, 09/14/22	TRY	2,450,000	514,475
1,025,204
Total Sovereign Debt
(Cost $17,051,036)	17,172,713

Total Investments - 89.0%
(Cost $17,051,036)	$17,172,713
Other Assets and Liabilities - 11.0%	2,126,286
Net Assets - 100.0%	$19,298,999

Percentages based on Net Assets.

(1)	In foreign currency unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2018 was $1,858,596 and represents 9.6% of Net Assets.

(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specified date.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
ZAR — South African Rand

As of April 30, 2018, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2018

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 97.6%

Brazil — 13.6%
Ez Tec Empreendimentos e Participacoes	40,800	$231,299
Magazine Luiza	114,200	3,461,011
SLC Agricola	34,000	435,676
		4,127,986
China — 1.8%
China Petroleum & Chemical ADR	2,839	276,916
CNOOC ADR	1,649	278,698
		555,614
Colombia — 0.8%
Banco de Bogota	10,387	256,628

Czech Republic — 1.1%
O2 Czech Republic	25,007	342,165

Greece — 2.9%
Aegean Airlines	27,897	314,986
Hellenic Petroleum	22,967	234,360
Motor Oil Hellas Corinth Refineries	14,212	339,472
		888,818
Hong Kong — 13.3%
China Lilang	340,000	428,430
CPMC Holdings	476,000	295,353
Fantasia Holdings Group	714,000	141,915
Flat Glass Group, Cl H	1,054,000	329,012
Greatview Aseptic Packaging	323,000	214,410
Greenland Hong Kong Holdings	595,000	277,462
Guangzhou R&F Properties	149,600	359,864
Industrial & Commercial Bank of China, Cl H	306,000	272,133
Red Star Macalline Group, Cl H (A)	204,000	276,032
Sino-Ocean Group Holding	425,000	297,822

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2018

Description	Shares	Value

Sinopec Shanghai Petrochemical ADR	4,301	$283,952
Tianneng Power International	306,000	444,458
Weiqiao Textile, Cl H	119,000	57,767
Xingda International Holdings	510,000	183,892
Zoomlion Heavy Industry Science and Technology	442,000	190,909
		4,053,411
Hungary — 1.3%
OTP Bank Nyrt	9,044	395,128

India — 5.3%
Chennai Petroleum	46,837	225,307
Hindustan Petroleum	22,083	100,753
Hindustan Zinc	71,944	352,336
Indian Oil	109,076	265,254
Rural Electrification	112,880	215,646
Sonata Software	85,324	458,581
		1,617,877
Mexico — 0.6%
Rassini, Cl A	91,800	191,483

Poland — 0.8%
Budimex	4,692	251,053

Russia — 8.3%
Alrosa PJSC	207,400	295,131
Center for Cargo Container Traffic TransContainer PJSC	4,335	342,133
Gazprom Neft PJSC	63,240	309,509
Gazprom PJSC ADR	48,025	218,994
LUKOIL PJSC ADR	4,862	320,357
Magnitogorsk Iron & Steel Works PJSC	176,800	136,673
Novolipetsk Steel PJSC	129,880	332,390
Sberbank of Russia PJSC	32,980	118,879
Tatneft PJSC ADR	6,970	445,383
		2,519,449
South Africa — 13.5%
African Oxygen	58,429	142,733
Assore	15,674	386,550
Astral Foods	6,120	150,881
Barclays Africa Group	16,711	245,323
BHP Billiton	15,334	327,654
Coronation Fund Managers	44,863	266,983
FirstRand	64,702	347,569

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2018

Description	Shares	Value

Imperial Holdings	20,111	$387,812
Kumba Iron Ore	16,796	361,845
Liberty Holdings	23,851	253,588
RMB Holdings	49,844	313,419
Sanlam	48,348	307,232
Standard Bank Group	23,307	400,734
Telkom SOC	46,308	211,089
		4,103,412
South Korea — 9.9%
Hana Financial Group	10,268	459,057
Huvis	31,943	403,755
Hyundai Marine & Fire Insurance	8,228	294,669
Kumho Industrial	32,266	398,775
Meritz Fire & Marine Insurance	11,730	230,086
Samsung Electronics (B)	170	421,797
SK Innovation	1,649	303,383
S-Oil	1,326	136,567
Woori Bank	24,616	369,914
		3,018,003
Taiwan — 15.5%
Actron Technology	51,000	179,271
Asustek Computer	17,000	159,735
Aten International	85,000	282,122
Chang Wah Electromaterials	51,000	254,254
Chaun-Choung Technology	34,000	87,912
Chicony Electronics	85,000	210,299
Chilisin Electronics	85,000	266,321
Chin-Poon Industrial	102,000	134,970
Chunghwa Telecom ADR	5,508	209,249
CyberPower Systems	51,000	154,104
Elite Advanced Laser	61,200	216,159
Elite Material	68,000	167,779
Hon Hai Precision Industry	68,000	190,533
Micro-Star International	68,000	214,665
Nishoku Technology	34,000	91,474
Pegatron	68,000	159,735
Phison Electronics	34,000	309,703
Powertech Technology	85,000	245,348
Simplo Technology	42,400	238,609
Sitronix Technology	68,000	195,819
Thinking Electronic Industrial	68,000	192,372
Tripod Technology	102,000	309,932

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2018

Description	Shares	Value

Vivotek	85,000	$233,857
		4,704,222
Thailand — 4.5%
PTT	187,000	334,775
PTT Exploration & Production	89,777	381,182
PTT Global Chemical	115,600	358,961
Thai Oil	98,600	294,457
		1,369,375
Turkey — 4.4%
Aksa Akrilik Kimya Sanayii	52,241	171,046
Aygaz	52,530	174,320
Eregli Demir ve Celik Fabrikalari	123,607	309,162
Kordsa Teknik Tekstil	95,778	166,228
Tekfen Holding	50,524	191,295
Tupras Turkiye Petrol Rafinerileri	7,956	202,714
Vestel Beyaz Esya Sanayi ve Ticaret	46,291	125,354
		1,340,119

Total Common Stock
(Cost $25,398,932)		29,734,743

Total Investments - 97.6%
(Cost $25,398,932)		$29,734,743
Other Assets and Liabilities - 2.4%		723,112
Net Assets - 100.0%		$30,457,855

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2018

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2018 was $276,032 and represents 0.9% of Net Assets.

(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2018 was $421,797 and represented 1.4% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$4,127,986	$—	$—	$4,127,986
China	555,614	—	—	555,614
Colombia	256,628	—	—	256,628
Czech Republic	342,165	—	—	342,165
Greece	888,818	—	—	888,818
Hong Kong	4,053,411	—	—	4,053,411
Hungary	395,128	—	—	395,128
India	1,617,877	—	—	1,617,877
Mexico	191,483	—	—	191,483
Poland	251,053	—	—	251,053
Russia	2,519,449	—	—	2,519,449
South Africa	4,103,412	—	—	4,103,412
South Korea	3,018,003	—	—	3,018,003
Taiwan	4,704,222	—	—	4,704,222
Thailand	1,369,375	—	—	1,369,375
Turkey	1,340,119	—	—	1,340,119
Total Common Stock	29,734,743	—	—	29,734,743
Total Investments in Securities	$29,734,743	$—	$—	$29,734,743

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock
Beginning Balance as of April 30, 2017	$59,184
Transfer out of Level 3	(57,767)
Transfer into Level 3	-
Net purchases	23,225
Net Sales	(506)
Realized gain/(loss)	(1,789)
Change in unrealized appreciation/depreciation	(22,347)
Ending Balance as of April 30, 2018	$-

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers out of Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF

April 30, 2018

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Face Amount	Value

U.S. TREASURY OBLIGATION — 91.7%

U.S. Treasury Notes
2.250%, 02/15/27	$21,926,800	$20,766,221

Total U.S. Treasury Obligation
(Cost $21,403,621)		20,766,221

Total Investments – 91.7%
(Cost $21,403,621)		$20,766,221
Other Assets and Liabilities – 8.3%		1,891,518
Net Assets - 100.0%		$22,657,739

PURCHASED OPTIONS — 6.6% (A)‡*
Total Purchased Options
(Cost $1,767,613)		$1,499,885

Percentages based on Net Assets.

*	Non-income producing security.
‡	For the period ended April 30, 2018, the average notional value of equity purchased options held was $49,374,173 and the ending notional value of equity purchased options held was $71,762,155.
(A)	Refer to table below for details on Purchased Options Contracts.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF

April 30, 2018

A list of the exchange traded option contracts held by the Fund at April 30, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 6.6%
Put Options
SPX, Expires 06/15/2018, Strike Price $2,125	8	$2,118,440	$1,500
SPX, Expires 06/15/2018, Strike Price $2,150	8	2,118,440	1,660
SPX, Expires 06/15/2018, Strike Price $2,200	8	2,118,440	2,040
SPX, Expires 06/15/2018, Strike Price $2,225	21	5,560,905	5,985
SPX, Expires 06/15/2018, Strike Price $2,400	3	794,415	2,370
SPX, Expires 09/21/2018, Strike Price $2,300	40	10,592,200	100,200
SPX, Expires 09/21/2018, Strike Price $2,400	2	529,610	7,380
SPX, Expires 12/21/2018, Strike Price $2,250	25	6,620,125	94,750
SPX, Expires 12/21/2018, Strike Price $2,325	25	6,620,125	119,000
SPX, Expires 12/21/2018, Strike Price $2,400	37	9,797,785	220,890
SPX, Expires 03/15/2019, Strike Price $2,400	2	529,610	15,830
SPX, Expires 03/15/2019, Strike Price $2,450	23	6,090,515	206,885
SPX, Expires 03/15/2019, Strike Price $2,500	25	6,620,125	255,375
SPX, Expires 06/21/2019, Strike Price $2,400	24	6,355,320	234,720
SPX, Expires 06/21/2019, Strike Price $2,475	20	5,296,100	231,300
Total Purchased Options			$1,499,885

The following is a list of the inputs used as of April 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$20,766,221	$—	$20,766,221
Total Investments in Securities	$—	$20,766,221	$—	$20,766,221

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,499,885	$—	$—	$1,499,885
Total Other Financial Instruments	$1,499,885	$—	$—	$1,499,885

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2018

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 95.7%

Consumer Discretionary — 5.7%
Genuine Parts (A)	17,372	$1,534,295
McDonald's (A)	10,625	1,779,050
Starbucks (A)	29,538	1,700,503
		5,013,848
Consumer Staples — 14.3%
Altria Group (A)	25,348	1,422,276
Diageo ADR	12,545	1,780,888
Hershey (A)	15,122	1,390,317
Kimberly-Clark (A)	13,973	1,446,764
PepsiCo (A)	14,702	1,484,020
Procter & Gamble (A)	17,933	1,297,273
Sysco (A)	30,225	1,890,272
Walmart (A)	20,655	1,827,141
		12,538,951
Energy — 6.0%
Chevron (A)	13,980	1,749,038
Exxon Mobil (A)	20,095	1,562,386
Occidental Petroleum (A)	25,247	1,950,583
		5,262,007
Financials — 14.0%
Aflac (A)	39,254	1,788,805
CME Group, Cl A (A)	12,251	1,931,737
Eaton Vance (A)	33,479	1,820,923
FactSet Research Systems (A)	9,143	1,729,033
JPMorgan Chase (A)	17,286	1,880,371
US Bancorp (A)	30,228	1,525,003
Wells Fargo (A)	30,124	1,565,243
		12,241,115
Health Care — 11.4%
Abbott Laboratories (A)	31,596	1,836,676

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2018

Description	Shares	Value

Amgen (A)	8,871	$1,547,812
Eli Lilly (A)	19,358	1,569,353
Johnson & Johnson (A)	12,586	1,592,003
Merck (A)	25,234	1,485,526
UnitedHealth Group (A)	8,483	2,005,381
		10,036,751
Industrials — 19.2%
3M (A)	7,832	1,522,463
Cummins (A)	9,733	1,555,917
Emerson Electric (A)	25,895	1,719,687
General Dynamics (A)	7,916	1,593,570
Harris (A)	12,573	1,966,669
Illinois Tool Works (A)	11,102	1,576,706
Lockheed Martin (A)	5,310	1,703,660
Norfolk Southern (A)	12,448	1,785,915
United Technologies (A)	14,020	1,684,503
Waste Management (A)	20,935	1,701,806
		16,810,896
Information Technology — 17.6%
Accenture, Cl A (A)	12,014	1,816,517
Apple (A)	10,617	1,754,565
Broadridge Financial Solutions (A)	20,254	2,171,431
Cisco Systems (A)	48,938	2,167,464
Intel (A)	43,940	2,268,183
Microsoft (A)	22,288	2,084,374
Oracle	33,943	1,550,177
Paychex (A)	27,144	1,644,112
		15,456,823
Materials — 2.0%
Air Products & Chemicals (A)	10,849	1,760,684

Telecommunication Services — 1.6%
AT&T (A)	42,125	1,377,487

Utilities — 3.9%
NextEra Energy (A)	11,198	1,835,464
Southern (A)	33,566	1,548,064
		3,383,528
Total Common Stock
(Cost $77,832,915)		83,882,090
Total Investments – 95.7%
(Cost $77,832,915)		$83,882,090

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2018

Description	Value

Other Assets and Liabilities - 4.3%	3,798,613
Net Assets - 100.0%	$87,680,703

PURCHASED OPTIONS — 4.2% (B)‡*
Total Purchased Options
(Cost $3,969,104)	$3,662,500

Percentages based on Net Assets.

*	Non-income producing security.
‡

For the period ended April 30, 2018, the average notional value of equity purchased options held was $180,556,570 and the ending notional value of equity purchased options held was $205,113,250. For the period ended April 30, 2018, the average notional value of equity written options held was $91,136,766. There were no equity written options held at year end.

(A)	Security, or a portion thereof, has been pledged as collateral for open purchased option contracts.
(B)	Refer to table below for details on Purchased Options Contracts.

ADR — American Depositary Receipt
Cl — Class

A list of the exchange traded option contracts held by the Fund at April 30, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 4.2%
Put Options
SPX, Expires 05/18/2018, Strike Price $2,600	200	$52,961,000	$333,000
SPX, Expires 06/15/2018, Strike Price $2,650	200	52,961,000	1,042,000
SPY, Expires 12/21/2018, Strike Price $240	3,750	99,191,250	2,287,500
Total Purchased Options			$3,662,500

The following is a list of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,882,090	$—	$—	$83,882,090
Total Investments in Securities	$83,882,090	$—	$—	$83,882,090

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$3,662,500	$—	$—	$3,662,500
Total Other Financial Instruments	$3,662,500	$—	$—	$3,662,500

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

April 30, 2018

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF
Assets:
Investments at Fair Value	$141,770,042	$45,736,161	$212,040,242	$68,418,516	$44,476,203
Affiliated Investments at Value	—	—	—	34,350,487	22,219,759
Foreign Currency at Value	—	273,576	20,201,911	—	—
Cash and Cash Equivalents	635,276	151,407	—	2,739,103	376,619
Receivable from Broker	—	—	31,943	—	—
Dividends Receivable, Net	85,232	218,113	597,007	—	—
Receivable for Investment Securities Sold	—	—	21,906,809	—	—
Reclaims Receivable	19,096	154,118	261,576	—	—
Total Assets	142,509,646	46,533,375	255,039,488	105,508,106	67,072,581

Liabilities:
Payable for Investment Securities Purchased	—	—	25,396,675	—	—
Payable Due to Investment Adviser	69,802	22,432	102,972	50,669	—
Payable Due to Custodian	—	—	18,535,964	—	—
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	13,561	—	—
Custodian Fees Payable	—	—	15,190	—	—
Total Liabilities	69,802	22,432	44,064,362	50,669	—

Net Assets	$142,439,844	$46,510,943	$210,975,126	$105,457,437	$67,072,581

Net Assets Consist of:
Paid-in Capital	$124,837,699	$45,280,111	$195,593,408	$97,948,420	$65,457,205
Undistributed (Distributions in Excess of) Net Investment Income	417,886	232,798	1,064,941	(133,083)	16,263
Accumulated Net Realized Gain (Loss) on Unaffiliated Investments and Affiliated Investments	(1,107,533)	(2,413,287)	2,229,668	(1,748,324)	(25,519)
Net Unrealized Appreciation on Unaffiliated Investments and Affiliated Investments	18,291,916	3,421,801	12,132,664	9,390,424	1,624,632
Net Unrealized Depreciation on Foreign Currency Transactions	(124)	(10,480)	(45,555)	—	—
Net Assets	$142,439,844	$46,510,943	$210,975,126	$105,457,437	$67,072,581
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,750,000	1,750,010	8,100,010	3,850,001	2,450,001
Net Asset Value, Offering and Redemption Price Per Share	$37.98	$26.58	$26.05	$27.39	$27.38

Investments at Cost	$123,478,126	$42,314,360	$199,907,578	$62,331,996	$44,342,000
Affiliated Investments at Cost	—	—	—	31,046,583	20,729,330
Cost of Foreign Currency	—	278,137	20,831,883	—	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

April 30, 2018

	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Core Equity ETF
Assets:
Investments at Fair Value	$30,052,562	$17,172,713	$29,734,743	$20,766,221	$83,882,090
Purchased Options at Value	—	—	—	1,499,885	3,662,500
Foreign Currency at Value	—	292,989	288,715	—	—
Cash and Cash Equivalents	665,383	1,554,581	439,334	82,840	1,123,576
Cash at Broker	1,726,821	—	—	1,000	—
Receivable from Broker	—	24,352	—	200,000	—
Variation Margin Receivable	185,440	—	—	—	—
Dividends Receivable, Net	6,608	—	31,902	—	98,408
Receivable for Capital Shares Sold	—	—	—	1,078,938	—
Interest Receivable	—	287,915	—	97,347	—
Reclaims Receivable	95	—	9,127	—	3,376
Total Assets	32,636,909	19,332,550	30,503,821	23,726,231	88,769,950

Liabilities:
Payable for Investment Securities Purchased	—	—	—	1,057,671	516,246
Payable Due to Investment Adviser	19,837	9,536	14,351	10,821	80,403
Custodian Fees Payable	—	—	1,528	—	—
Payable to Broker	—	—	11,840	—	492,598
Withholding Tax Payable	—	24,015	—	—	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	18,247	—	—
Total Liabilities	19,837	33,551	45,966	1,068,492	1,089,247

Net Assets	$32,617,072	$19,298,999	$30,457,855	$22,657,739	$87,680,703

Net Assets Consist of:
Paid-in Capital	$31,647,604	$19,107,361	$26,244,446	$24,569,508	$92,604,731
Undistributed Net Investment Income	54,732	82,499	123,080	38,840	—
Accumulated Net Realized Loss on Unaffiliated Investments, Affiliated Investments and Options contracts	(1,654,224)	(2,279)	(223,325)	(1,045,481)	(10,666,599)
Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments, Affiliated Investments and Options contracts	2,263,184	121,677	4,335,811	(905,128)	5,742,571
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	(10,259)	(3,910)	—	—
Net Unrealized Appreciation on Futures Contracts	305,776	—	—	—	—
Accumulated foreign capital gains tax on appreciated securities	—	—	(18,247)	—	—
Net Assets	$32,617,072	$19,298,999	$30,457,855	$22,657,739	$87,680,703
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,300,004	700,000	850,004	1,050,002	3,550,002
Net Asset Value, Offering and Redemption Price Per Share	$25.09	$27.57	$35.83	$21.58	$24.70

Investments at Cost	$27,789,378	$17,051,036	$25,398,932	$21,403,621	$77,832,915
Affiliated Investments at Cost	—	—	—	—	—
Cost of Purchased Options	—	—	—	1,767,613	3,969,104
Cost of Foreign Currency	—	298,853	292,727	—	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the year ended April 30, 2018

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$3,130,844	$1,743,547	$5,565,067	$1,307,049	$1,005,610
Dividend Income from Affiliated Investments	—	—	—	490,328	357,349
Interest Income	3,600	4,260	7,062	6,962	2,019
Less: Foreign Taxes Withheld	—	(177,142)	(747,017)	—	—
Total Investment Income	3,134,444	1,570,665	4,825,112	1,804,339	1,364,978
Management Fees	783,510	275,353	981,838	493,077	—
Custodian Fees	—	—	141,634	—	—
Total Expenses	783,510	275,353	1,123,472	493,077	—

Net Investment Income	2,350,934	1,295,312	3,701,640	1,311,262	1,364,978

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain on Unaffiliated Investments(1)	13,837,663	3,896,273	3,448,834	1,837,505	1,489,355
Net Realized Gain on Affiliated Investments(1)	—	—	—	122,333	630,346
Capital Gain Distributions Received from Unaffiliated Investments	—	—	—	—	2,978
Capital Gain Distributions Received from Affiliated Investments	—	—	—	3,174	3,291
Net Realized Gain (Loss) on Foreign Currency Transactions	—	12,559	(69,515)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(818,584)	3,102,127	14,883,636	3,406,235	(318,337)
Net Change in Unrealized Appreciation on Affiliated Investments	—	—	—	2,257,361	724,724
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	108	(1,420)	(1,677)	—	—
Net Realized and Unrealized Gain on Investments	13,019,187	7,009,539	18,261,278	7,626,608	2,532,357

Net Increase in Net Assets Resulting from Operations	$15,370,121	$8,304,851	$21,962,918	$8,937,870	$3,897,335

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the year or period ended April 30, 2018

	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Core Equity ETF(1)
Investment Income:
Dividend Income from Unaffiliated Investments	$223,667	$—	$837,127	$—	$2,656,650
Interest Income	1,269	764,858	5,672	289,387	2,170
Less: Foreign Taxes Withheld	(143)	(18,526)	(101,781)	—	—
Total Investment Income	224,793	746,332	741,018	289,387	2,658,820
Management Fees	80,303	79,249	120,067	75,943	1,099,857
Broker Expense	8,843	—	—	—	103,872
Interest Expense	—	—	—	—	61,472
Custodian Fees	—	—	12,183	—	—
Total Expenses	89,146	79,249	132,250	75,943	1,265,201

Net Investment Income	135,647	667,083	608,768	213,444	1,393,619

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(2)	78,804	40,235	(90,440)	(208,949)	2,242,404
Net Realized Loss on Purchased Options	(66,469)	—	—	(837,534)	(4,950,343)
Net Realized Loss on Written Options	—	—	—	—	(4,795,589)
Net Realized Loss on Futures Contracts	(764,531)	—	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	13,300	(21,927)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	1,384,550	(126,471)	3,329,688	(651,039)	6,049,175
Net Change in Unrealized Loss on Purchased Options	—	—	—	(224,562)	(306,604)
Net Change in Unrealized Appreciation on Futures Contracts	320,526	—	—	—	—
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	364	12,004	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	—	(11,903)	(5,016)	—	—

Net Realized and Unrealized Gain (Loss) on Investments	952,880	(84,475)	3,224,309	(1,922,084)	(1,760,957)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,088,527	$582,608	$3,833,077	$(1,708,640)	$(367,338)

(1)	Commenced operations on May 23, 2017.
(2)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2018	Year Ended April 30, 2017
Operations:
Net Investment Income	$2,350,934	$2,110,868	$1,295,312	$1,100,866
Net Realized Gain (Loss) on Investments(1)	13,837,663	9,915,364	3,896,273	(857,118)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	115	12,559	(8,615)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(818,584)	11,411,349	3,102,127	3,344,104
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	108	(270)	(1,420)	(7,642)
Net Increase in Net Assets Resulting from Operations	15,370,121	23,437,426	8,304,851	3,571,595

Distributions to Shareholders:
Investment Income	(1,963,059)	(2,080,769)	(1,437,092)	(683,048)
Net Realized Gains	(117,173)	—	—	—
Total Distributions to Shareholders	(2,080,232)	(2,080,769)	(1,437,092)	(683,048)

Capital Share Transactions:
Issued	63,832,194	6,673,132	3,738,985	16,416,416
Redeemed	(60,364,569)	(39,744,687)	(6,700,708)	(3,195,354)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,467,625	(33,071,555)	(2,961,723)	13,221,062

Total Increase (Decrease) in Net Assets	16,757,514	(11,714,898)	3,906,036	16,109,609

Net Assets:
Beginning of Year	125,682,330	137,397,228	42,604,907	26,495,298
End of Year (Includes Undistributed Net Investment Income of $417,886, $30,016, $232,798 and $348,186, respectively)	$142,439,844	$125,682,330	$46,510,943	$42,604,907

Share Transactions:
Issued	1,700,000	200,000	150,000	750,000
Redeemed	(1,650,000)	(1,300,000)	(250,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(1,100,000)	(100,000)	600,000

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2018	Year Ended April 30, 2017
Operations:
Net Investment Income	$3,701,640	$2,075,370	$1,311,262	$552,812
Net Realized Gain on Investments(1)	3,448,834	1,630,071	1,959,838	10,408
Net Realized Loss on Foreign Currency Transactions	(69,515)	(805)	—	—
Capital Gain Distributions Received from Investments	—	—	3,174	1,568
Net Change in Unrealized Appreciation on Investments and Affiliated Investments	14,883,636	13,518,072	5,663,596	3,355,066
Net Change in Unrealized Depreciation on Foreign Currency Translation	(1,677)	(47,292)	—	—
Net Increase in Net Assets Resulting from Operations	21,962,918	17,175,416	8,937,870	3,919,854

Distributions to Shareholders:
Investment Income	(3,023,213)	(1,965,865)	(1,446,903)	(530,781)
Return of Capital	—	—	—	(39,767)
Total Distributions to Shareholders	(3,023,213)	(1,965,865)	(1,446,903)	(570,548)

Capital Share Transactions:
Issued	79,845,297	28,631,893	38,638,611	35,515,650
Redeemed	—	(1,087,609)	—	(1,176,541)
Increase in Net Assets from Capital Share Transactions	79,845,297	27,544,284	38,638,611	34,339,109

Total Increase in Net Assets	98,785,002	42,753,835	46,129,578	37,688,415

Net Assets:
Beginning of Year	112,190,124	69,436,289	59,327,859	21,639,444
End of Year (Includes Undistributed (Distributions in Excess of) Net Investment Income of $1,064,941, $456,029, $(133,083) and $—, respectively)	$210,975,126	$112,190,124	$105,457,437	$59,327,859

Share Transactions:
Issued	3,150,000	1,400,000	1,450,000	1,500,000
Redeemed	—	(50,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	3,150,000	1,350,000	1,450,000	1,450,000

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2018	Year Ended April 30, 2017
Operations:
Net Investment Income	$1,364,978	$766,833	$135,647	$27,999
Net Realized Gain (Loss) on Investments, Purchased Options and Futures Contracts(1)	2,119,701	(122,039)	(752,196)	(516,266)
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	6,269	13,111	—	—
Net Change in Unrealized Appreciation on Investments and Futures Contracts	406,387	2,061,906	1,705,076	723,219
Net Increase in Net Assets Resulting from Operations	3,897,335	2,719,811	1,088,527	234,952

Distributions to Shareholders:
Investment Income	(1,360,015)	(777,368)	(81,069)	(28,879)
Total Distributions to Shareholders	(1,360,015)	(777,368)	(81,069)	(28,879)

Capital Share Transactions:
Issued	49,388,670	14,843,502	23,318,747	3,547,675
Redeemed	(22,035,804)	(3,755,694)	(25)	—
Increase in Net Assets from Capital Share Transactions	27,352,866	11,087,808	23,318,722	3,547,675

Total Increase in Net Assets	29,890,186	13,030,251	24,326,180	3,753,748

Net Assets:
Beginning of Year	37,182,395	24,152,144	8,290,892	4,537,144
End of Year (Includes Undistributed Net Investment Income of $16,263, $11,732, $54,732 and $154, respectively)	$67,072,581	$37,182,395	$32,617,072	$8,290,892

Share Transactions:
Issued	1,800,000	600,000	950,000	150,000
Redeemed	(800,000)	(150,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	1,000,000	450,000	950,000	150,000

(1)	May include realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2018	Period Ended April 30, 2017(2)
Operations:
Net Investment Income	$667,083	$264,116	$608,768	$111,687
Net Realized Gain (Loss) on Investments(1)	40,235	28,207	(90,440)	(20,751)
Net Realized Gain (Loss) on Foreign Currency Transactions	13,300	4,549	(21,927)	(14,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(126,471)	46,318	3,329,688	1,006,123
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(11,903)	591	(5,016)	1,106
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	364	(364)	12,004	(30,251)
Net Increase in Net Assets Resulting from Operations	582,608	343,417	3,833,077	1,053,708

Distributions to Shareholders:
Investment Income	(635,189)	(218,944)	(509,874)	(55,329)
Net Realized Gains	(97,030)	(10,215)	—	—
Total Distributions to Shareholders	(732,219)	(229,159)	(509,874)	(55,329)

Capital Share Transactions:
Issued	9,927,241	6,666,175	15,375,863	12,207,140
Redeemed	—	(1,308,551)	—	(1,446,730)
Increase in Net Assets from Capital Share Transactions	9,927,241	5,357,624	15,375,863	10,760,410

Total Increase in Net Assets	9,777,630	5,471,882	18,699,066	11,758,789

Net Assets:
Beginning of Year/Period	9,521,369	4,049,487	11,758,789	—
End of and Year/Period (Includes Undistributed Net Investment Income of $82,499, $61,457, $123,080 and $46,114, respectively)	$19,298,999	$9,521,369	$30,457,855	$11,758,789

Share Transactions:
Issued	350,000	250,000	450,000	450,004
Redeemed	—	(50,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	200,000	450,000	400,004

(1)	May include realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(2)	Commenced operations on July 13, 2016.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Core Equity ETF
	Year Ended April 30, 2018	Period Ended April 30, 2017(2)	Period Ended April 30, 2018(3)
Operations:
Net Investment Income	$213,444	$2,278	$1,393,619
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options(1)	(1,046,483)	1,002	(7,503,528)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Purchased Options	(875,601)	(29,527)	5,742,571
Net Decrease in Net Assets Resulting from Operations	(1,708,640)	(26,247)	(367,338)

Distributions to Shareholders:
Investment Income	(176,882)	—	(1,295,785)
Return of Capital	—	—	(51,766)
Total Distributions to Shareholders	(176,882)	—	(1,347,551)

Capital Share Transactions:
Issued	27,787,067	2,500,050	126,953,408
Redeemed	(5,717,609)	—	(37,557,816)
Increase in Net Assets from Capital Share Transactions	22,069,458	2,500,050	89,395,592

Total Increase in Net Assets	20,183,936	2,473,803	87,680,703

Net Assets:
Beginning of Year/Period	2,473,803	—	—
End of Year/Period (Includes Undistributed Net Investment Income of $38,840, $2,278 and $—, respectively)	$22,657,739	$2,473,803	$87,680,703

Share Transactions:
Issued	1,200,000	100,002	5,050,002
Redeemed	(250,000)	—	(1,500,000)
Net Increase in Shares Outstanding from Share Transactions	950,000	100,002	3,550,002

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(2)	Commenced operations on April 5, 2017.
(3)	Commenced operations on May 23, 2017.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Shareholder Yield ETF
2018	$33.97	$0.64	$3.94	$4.58	$(0.54)	$(0.03)	$—	$(0.57)	$37.98	13.58%	$142,440	0.59%		1.77%		16%
2017	$28.62	$0.50	$5.35	$5.85	$(0.50)	$—	$—	$(0.50)	$33.97	20.62%	$125,682	0.59%		1.63%		50%
2016	$31.54	$0.64	$(1.45)	$(0.81)	$(0.69)	$(1.39)	$(0.03)	$(2.11)	$28.62	(2.59)%	$137,397	0.59%		2.10%		43%
2015	$29.95	$0.65	$2.29	$2.94	$(0.55)	$(0.80)	$—	$(1.35)	$31.54	9.92%	$227,096	0.59%		2.09%		41%
2014(5)	$25.00	$0.45	$4.98	$5.43	$(0.36)	$(0.12)	$—	$(0.48)	$29.95	21.81%	$205,156	0.59%	(4)	1.67%	(4)	89%
Cambria Foreign Shareholder Yield ETF
2018	$23.03	$0.70	$3.60	$4.30	$(0.75)	$—	$—	$(0.75)	$26.58	19.03%	$46,511	0.59%		2.78%		44%
2017	$21.20	$0.81	$1.59	$2.40	$(0.57)	$—	$—	$(0.57)	$23.03	11.93%	$42,605	0.59%		3.80%		43%
2016	$23.80	$0.81	$(2.61)	$(1.80)	$(0.68)	$—	$(0.12)	$(0.80)	$21.20	(7.67)%	$26,495	0.59%		3.83%		53%
2015	$26.63	$0.93	$(2.70)	$(1.77)	$(0.77)	$(0.29)	$—	$(1.06)	$23.80	(6.67)%	$60,694	0.59%		3.76%		48%
2014(6)	$25.00	$0.41	$1.33	$1.74	$(0.11)	$—	$—	$(0.11)	$26.63	6.96%	$66,572	0.59%	(4)	3.91%	(4)	15%
Cambria Global Value ETF
2018	$22.66	$0.56	$3.34	$3.90	$(0.51)	$—	$—	$(0.51)	$26.05	17.42%	$210,975	0.68%		2.22%		14%
2017	$19.29	$0.50	$3.38	$3.88	$(0.51)	$—	$—	$(0.51)	$22.66	20.85%	$112,190	0.68%		2.48%		16%
2016	$21.78	$0.45	$(2.57)	$(2.12)	$(0.37)	$—	$—	$(0.37)	$19.29	(9.76)%	$69,436	0.69%		2.36%		15%
2015	$25.73	$0.68	$(4.10)	$(3.42)	$(0.52)	$(0.01)	$—	$(0.53)	$21.78	(13.29)%	$80,580	0.69%		3.10%		25%
2014(7)	$25.00	$0.14	$0.59	$0.73	$—	$—	$—	$—	$25.73	2.92%	$23,160	0.69%	(4)	4.11%	(4)	—%
Cambria Global Momentum ETF
2018	$24.72	$0.42	$2.75	$3.17	$(0.50)	$—	$—	$(0.50)	$27.39	12.97%	$105,457	0.59%		1.57%		50%
2017	$22.78	$0.42	$1.95	$2.37	$(0.40)	$—	$(0.03)	$(0.43)	$24.72	10.52%	$59,328	0.59%		1.78%		106%
2016	$25.35	$0.34	$(2.51)	$(2.17)	$(0.38)	$—	$(0.02)	$(0.40)	$22.78	(8.61)%	$21,639	0.59%		1.43%		316%
2015(8)	$25.00	$0.30	$0.39	$0.69	$(0.34)	$—	$—	$(0.34)	$25.35	2.76%	$40,562	0.59%	(4)	2.40%	(4)	16%

*	Per share data calculated using average shares method.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date May 13, 2013.
(6)	Inception date December 2, 2013.
(7)	Inception date March 11, 2014.
(8)	Inception date November 3, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Global Asset Allocation ETF
2018	$25.64	$0.74	$1.66	$2.40	$(0.66)	$—	$—	$(0.66)	$27.38	9.43%	$67,073	—%		2.72%		30%
2017	$24.15	$0.65	$1.51	$2.16	$(0.67)	$—	$—	$(0.67)	$25.64	9.08%	$37,182	—%		2.62%		9%
2016	$25.43	$0.58	$(1.26)	$(0.68)	$(0.60)	$—	$—	$(0.60)	$24.15	(2.58)%	$24,152	—%		2.44%		8%
2015(5)	$25.00	$0.18	$0.46	$0.64	$(0.21)	$—	$—	$(0.21)	$25.43	2.58%	$31,786	—%	(4)	1.81%	(4)	4%
Cambria Value and Momentum ETF
2018	$23.69	$0.24	$1.27	$1.51	$(0.11)	$—	$—	$(0.11)	$25.09	6.40%	$32,617	0.65%	(6)	1.00%		93%
2017	$22.69	$0.12	$1.01	$1.13	$(0.13)	$—	$—	$(0.13)	$23.69	4.98%	$8,291	0.66%	(7)	0.50%		76%
2016(8)	$25.00	$0.08	$(2.32)	$(2.24)	$(0.07)	$—	$—	$(0.07)	$22.69	(8.96)%	$4,537	0.66%	(4)(7)	0.55%	(4)	48%
Cambria Sovereign Bond ETF
2018	$27.20	$1.39	$0.64^	$2.03	$(1.44)	$(0.22)	$—	$(1.66)	$27.57	7.56%	$19,299	0.59%		4.97%		25%
2017	$26.99	$1.04	$0.14	$1.18	$(0.93)	$(0.04)	$—	$(0.97)	$27.20	4.51%	$9,521	0.59%		3.88%		86%
2016(9)	$25.00	$0.19	$1.80	$1.99	$—	$—	$—	$—	$26.99	7.96%	$4,049	0.59%	(4)	3.82%	(4)	—
Cambria Emerging Shareholder Yield ETF
2018	$29.40	$1.01	$6.40	$7.41	$(0.98)	$—	$—	$(0.98)	$35.83	25.75%	$30,458	0.65%		2.99%		26%
2017(10)	$25.00	$0.43	$4.18	$4.61	$(0.21)	$—	$—	$(0.21)	$29.40	18.57%	$11,759	0.69%	(4)	2.00%	(4)	33%
Cambria Tail Risk ETF
2018	$24.74	$0.38	$(3.27)	$(2.89)	$(0.27)	$—	$—	$(0.27)	$21.58	(11.74)%	$22,658	0.59%		1.66%		56%
2017(11)	$25.00	$0.02	$(0.28)	$(0.26)	$—	$—	$—	$—	$24.74	(1.04)%	$2,474	0.59%	(4)	1.38%	(4)	—%
Cambria Core Equity ETF
2018(12)	$25.00	$0.32	$(0.31)	$0.01	$(0.30)	$—	$(0.01)	$(0.31)	$24.70	0.01%	$87,681	1.21%	(4)(13)	1.35%	(4)	8%

*	Per share data calculated using average shares method.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date December 9, 2014.
(6)	Includes broker expense of 0.06%.
(7)	Includes broker expense of 0.07%.
(8)	Inception date September 8, 2015.
(9)	Inception date February 22, 2016.
(10)	Inception date July 13, 2016.
(11)	Inception date April 5, 2017.
(12)	Inception date May 23, 2017.
(13)	Includes broker expense of 0.10% and interest expense of 0.06%.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple Exchange Traded Funds (ETFs): Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign Bond ETF (formerly Cambria Sovereign High Yield Bond ETF), Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF. These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF (formerly Cambria Sovereign High Yield Bond ETF), Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, and Cambria Core Equity ETF (each a “Fund” and collectively, the “Funds”). Cambria Global Income and Currency Strategies ETF has not yet commenced operations. Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund inception date is May 13, 2013. The Fund commenced operations on May 14, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund inception date is December 2, 2013. The Fund commenced operations on December 3, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund inception date is March 11, 2014. The Fund commenced operations on March 12, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014. The Fund commenced operations on November 4, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek to track performance (before fees and expenses) of the Cambria Global Asset Allocation Index. The Fund inception date is December 9, 2014. The Fund commenced operations on December 10, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015. The Fund commenced operations on September 9, 2015.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund inception date is February 22, 2016. The Fund commenced operations on February 23, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund inception date is July 13, 2016. The Fund commenced operations on July 14, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017. The Fund commenced operations on April 6, 2017.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

1. ORGANIZATION (continued)

The investment objective of the Cambria Core Equity ETF is to seek capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund inception date is May 23, 2017. The Fund commenced operations on May 24, 2017.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates— The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the year or period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation— The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the year ended April 30, 2018. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate their performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of April 30, 2018. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions Variation Margin Receivable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statement of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Change in Unrealized Gain (Loss) on Futures Contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF may invest in equity options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Cambria Tail Risk ETF and Cambria Core Equity ETF had options contracts as of April 30, 2018, as disclosed in the Funds’ Schedule of Investments. The Cambria Value and Momentum ETF did not hold any option contracts as of April 30, 2018. The value of the option contracts held in the Funds can be found on the Statements of Assets and Liabilities. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period, the Funds did not incur any interest or penalties.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Offering Expenses — All offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called ‘‘Creation Units.’’ Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year or period ended April 30, 2018:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	$50,000	$700	$1,899,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,329,000	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,302,500	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,369,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,369,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,254,500	700	None
Cambria Sovereign Bond ETF	50,000	550	1,378,500	550	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,791,500	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	1,079,000	500	None
Cambria Core Equity ETF	50,000	500	1,235,000	500	None

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statements of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of April 30, 2018, the Funds financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF which is not charged an advisory fee and the Cambria Core Equity EFT which pay an annual rate of 1.05%. This allows the cost-conscious investor to hold a diversified, low cost asset allocation portfolio in the Cambria Global Asset Allocation ETF.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

4. RELATED PARTIES (continued)

With respect to each fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

On January 24, 2018, a controlling owner of the Investment Adviser passed away, resulting in a change in control of the Investment Adviser. This in turn caused the automatic termination of the investment advisory agreement between the Investment Adviser and the Trust, on behalf of each Fund. At a special telephonic meeting of the Board of Trustees held on February 7, 2018, the Board, including a majority of the Independent Trustees, approved an interim advisory agreement between the Investment Adviser and the Trust, on behalf of each Fund, that contains identical terms and compensation to the prior advisory agreement, except with respect to their effective dates and that the interim advisory agreement terminates upon either shareholder approval of a new advisory agreement for a Fund or the 150th day following the interim advisory agreement’s effective date, whichever occurs first. At an in-person meeting of the Board of Trustees held on March 8, 2018, the Board, including a majority of the Independent Trustees, approved a new advisory agreement between the Investment Adviser and the Trust, on behalf of each Fund, that contains identical terms and compensation to the prior advisory agreement, except with respect to their effective dates. The new advisory agreement is subject to the approval of shareholders of each of the Funds.

Additionally, the Investment Adviser earned $140,923 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Sovereign Bond ETF and Cambria Emerging Shareholder Yield ETF.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the funds are officers/employees of the Investment Adviser or the Administrator.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

5. INVESTMENT TRANSACTIONS

For the year or period ended April 30, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$56,957,629	$21,688,313
Cambria Foreign Shareholder Yield ETF	20,391,040	20,024,661
Cambria Global Value ETF	33,066,923	23,432,035
Cambria Global Momentum ETF	41,492,978	43,151,033
Cambria Global Asset Allocation ETF	18,707,221	15,042,761
Cambria Value and Momentum ETF	12,503,298	13,875,568
Cambria Sovereign Bond ETF	12,251,219	2,787,283
Cambria Emerging Shareholder Yield ETF	13,029,718	5,127,251
Cambria Tail Risk ETF	–	–
Cambria Core Equity ETF(1)	8,329,825	16,815,642

(1) The Fund commenced operations on May 23, 2017.

For the year ended April 30, 2018 the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $18,060,982 and $6,711,624, respectively.

For the year or period ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$25,691,615	$57,605,105	$14,934,976
Cambria Foreign Shareholder Yield ETF	3,591,100	6,659,453	1,305,032
Cambria Global Value ETF	71,603,548	–	–
Cambria Global Momentum ETF	38,396,259	–	–
Cambria Global Asset Allocation ETF	45,256,443	21,777,692	1,564,708
Cambria Value and Momentum ETF	22,281,175	–	–
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	7,355,246	–	–
Cambria Tail Risk ETF	7,975,116	–	–
Cambria Core Equity ETF(1)	120,397,455	36,321,128	3,248,421

(1) The Fund commenced May 23, 2017

For the year or period ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$6,568,189	$39,302,674	$5,507,419
Cambria Foreign Shareholder Yield ETF	16,286,102	3,106,749	28,648
Cambria Global Value ETF	25,286,996	971,685	235,207
Cambria Global Momentum ETF	35,311,850	1,146,097	54,612
Cambria Global Asset Allocation ETF	14,780,563	3,735,247	156,745
Cambria Value and Momentum ETF	3,238,094	–	–
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF(1)	4,824,337	718,982	110,390
Cambria Tail Risk ETF(2)	–	–	–

(1) The Fund commenced operations on July 14, 2016.

(2) The Fund commenced operations on April 6, 2017.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

6. PRINCIPAL RISKS

As with all exchange traded funds (‘‘ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any Fund holding equity securities, such as market ﬂuctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a speciﬁc issuer, market or securities markets generally.

Management Risk — The Cambria Shareholder Yield ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Tail Risk ETF, and Cambria Core Equity ETF (the “Active Funds”) are actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF and Cambria Emerging Shareholder Yield ETF (the “Index Funds”) are passively managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by each Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear its proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk — Unlike many investment companies, the Index Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Cash and Cash Equivalents — Cash and cash equivalents may consist of cash balances and time deposits maintained or held at Brown Brothers Harriman. Such amounts may be in excess of Federal Deposit Insurance Corporation limitations.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

6. PRINCIPAL RISKS (continued)

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations in the Funds. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Options Risk — The value of the Funds’ positions in options fluctuates in response to changes in the value of the underlying index. The Funds also risk losing all or part of the cash paid for purchasing put options. Writing index call options reduces the Funds’ ability to profit from increases in the value of the Funds’ equity portfolio. Because the Cambria Tail Risk ETF only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller. To the extent that the Cambria Core Equity ETF reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to foreign currency, wash sales and sales of passive foreign investment companies. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences which are primarily attributable to partnership adjustments, reclassification of distributions paid and received, reallocation of dividend incomes from underlying funds and redemptions in-kind, have been reclassified to/from the following accounts.

	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$14,945,197	$(5)	$(14,945,192)
Cambria Foreign Shareholder Yield ETF	1,291,199	26,392	(1,317,591)
Cambria Global Value ETF	–	(69,515)	69,515
Cambria Global Momentum ETF	–	2,558	(2,558)
Cambria Global Asset Allocation ETF	1,574,902	(432)	(1,574,470)
Cambria Value and Momentum ETF	–	–	–
Cambria Sovereign Bond ETF	–	(10,852)	10,852
Cambria Emerging Shareholder Yield ETF	–	(21,928)	21,928
Cambria Tail Risk ETF	–	–	–
Cambria Core Equity ETF	3,260,905	(97,834)	(3,163,071)

These reclassifications had no impact on the net assets or the net asset value per share of the Funds.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Shareholder Yield ETF
2018	$1,963,064	$117,168	$–	$2,080,232
2017	2,080,769	–	–	2,080,769
Cambria Foreign Shareholder Yield ETF
2018	$1,437,092	$–	$–	$1,437,092
2017	683,048	–	–	683,048
Cambria Global Value ETF
2018	$3,023,213	$–	$–	$3,023,213
2017	1,965,865	–	–	1,965,865
Cambria Global Momentum ETF
2018	$1,446,903	$–	$–	$1,446,903
2017	530,781	–	39,767	570,548
Cambria Global Asset Allocation ETF
2018	$1,360,015	$–	$–	$1,360,015
2017	777,368	–	–	777,368

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

8. INCOME TAXES (continued)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Value and Momentum ETF
2018	$81,069	$–	$–	$81,069
2017	28,879	–	–	28,879
Cambria Sovereign Bond ETF
2018	$719,881	$12,338	$–	$732,219
2017	229,159	–	–	229,159
Cambria Emerging Shareholder Yield ETF
2018	$509,874	$–	$–	$509,874
2017	55,329	–	–	55,329
Cambria Tail Risk ETF
2018	$176,882	$–	$–	$176,882
2017	–	–	–	–
Cambria Core Equity ETF
2018	$1,295,785	$–	$51,766	$1,347,551

As of April 30, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Undistributed Ordinary Income	$417,887	$569,075	$1,081,538	$–
Undistributed Long-Term Capital Gain	–	–	2,423,857	–
Capital Loss Carryforwards	(1,107,533)	(2,408,302)	–	(1,674,283)
Late Year Loss Deferral	–	–	–	(133,084)
Unrealized Appreciation	18,291,791	3,070,059	11,876,323	9,316,384
Total Distributable Earnings	$17,602,145	$1,230,832	$15,381,718	$7,509,017

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Undistributed Ordinary Income	$16,262	$54,733	$168,726	$131,638
Undistributed Long-Term Capital Gain	14,175	–	17,393	–
Capital Loss Carryforwards	–	(1,348,449)	–	(189,411)
Unrealized Appreciation	1,584,939	2,263,184	91,749	4,271,182
Other Temporary Differences	–	–	(86,230)	–
Total Distributable Earnings	$1,615,376	$969,468	$191,638	$4,213,409

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

8. INCOME TAXES (continued)

	Cambria Tail Risk ETF	Cambria Core Equity ETF
Undistributed Ordinary Income	$38,839	$–
Capital Loss Carryforwards	(861,029)	(10,587,275)
Unrealized Appreciation	(1,089,579)	5,663,247
Total Accumulated Losses	$(1,911,769)	$(4,924,028)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment losses that are carried forward will retain their character as either short term or long term capital losses. As of April 30, 2018, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

	Non-Expiring Short-Term Loss	Non- Expiring Long-Term Loss	Total
Cambria Shareholder Yield ETF	$1,107,533	$–	$1,107,533
Cambria Foreign Shareholder Yield ETF	$–	$2,408,302	$2,408,302
Cambria Global Value ETF	$–	$–	$–
Cambria Global Momentum ETF	$1,674,283	$–	$1,674,283
Cambria Global Asset Allocation ETF	$–	$–	$–
Cambria Value and Momentum ETF	$1,348,449	$–	$1,348,449
Cambria Sovereign Bond ETF	$–	$–	$–
Cambria Emerging Shareholder Yield ETF	$189,411	$–	$189,411
Cambria Tail Risk ETF	$198,472	$662,557	$861,029
Cambria Core Equity ETF	$7,281,799	$3,305,476	$10,587,275

During the year ended April 30, 2018, the Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF and Cambria Value and Momentum ETF utilized $2,596,225, $1,025,220, $1,936,853, $577,019, $421,821 of capital loss carryforwards to offset capital gains, respectively.

Cambria Investment Management

Notes to Financial Statements

April 30, 2018 (Continued)

8. INCOME TAXES (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2018, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$123,478,126	$20,926,170	$(2,634,379)	$18,291,791
Cambria Foreign Shareholder Yield ETF	42,655,622	6,820,403	(3,750,344)	3,070,059
Cambria Global Value ETF	200,118,364	26,585,177	(14,708,854)	11,876,323
Cambria Global Momentum ETF	93,452,619	9,472,197	(155,813)	9,316,384
Cambria Global Asset Allocation ETF	65,111,023	2,196,552	(611,613)	1,584,939
Cambria Value and Momentum ETF	27,789,378	3,096,846	(833,662)	2,263,184
Cambria Sovereign Bond ETF	17,094,720	686,851	(595,102)	91,749
Cambria Emerging Shareholder Yield ETF	25,459,651	5,292,942	(1,021,760)	4,271,182
Cambria Tail Risk ETF	21,588,072	40,403	(1,129,982)	(1,089,579)
Cambria Core Equity ETF	77,912,239	8,773,122	(3,109,875)	5,663,247

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Cambria ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF (the “Funds”), each a series of Cambria ETF Trust, as of April 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended for the Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF and Cambria Sovereign Bond ETF, and the related statements of operations for the year then ended and the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended for the Cambria Emerging Shareholder Yield ETF and Cambria Tail Risk ETF, and the related statements of operations and changes in net assets, including the related notes, and financial highlights for the period May 23, 2017 (commencement of operations) through April 30, 2018 for the Cambria Core Equity ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of April 30, 2018, the results of their operations for the year then ended, and the changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the periods ended April 30, 2015 and prior, were audited by other auditors whose report dated June 26, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2018

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,063.20	0.59%	$3.02
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96

Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,047.20	0.59%	$3.00
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96

Cambria Global Value ETF
Actual Fund Return	$1,000.00	$1,041.20	0.67%	$3.39
Hypothetical 5% Return	$1,000.00	$1,021.47	0.67%	$3.36

Cambria Global Momentum ETF
Actual Fund Return	$1,000.00	$1,033.30	0.59%	$2.97
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96

Cambria Global Asset Allocation ETF
Actual Fund Return	$1,000.00	$1,026.00	—%	$–
Hypothetical 5% Return	$1,000.00	$1,024.79	—%	$–

Cambria Value and Momentum ETF
Actual Fund Return	$1,000.00	$1,007.30	0.65%	$3.24
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26

Cambria Sovereign Bond ETF
Actual Fund Return	$1,000.00	$1,037.40	0.59%	$2.98
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96

Cambria Emerging Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,093.40	0.66%	$3.37
Hypothetical 5% Return	$1,000.00	$1,021.57	0.66%	$3.26

Cambria Tail Risk ETF
Actual Fund Return	$1,000.00	$940.00	0.59%	$2.84
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96

Cambria Core Equity ETF
Actual Fund Return	$1,000.00	$979.50	1.23%	$6.04
Hypothetical 5% Return	$1,000.00	$1,018.70	1.23%	$6.16

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Cambria Investment Management

Trustees and Officers

(Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Faber is a Trustee who is deemed to be an “interested” Trustee of the Fund as that term is defined in the 1940 Act by virtue of his employment with and ownership interest in the Investment Adviser. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling (855) 383-4636. The following chart lists Trustees and Officers as of April 30, 2018.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEE [3]
Mebane Faber DOB: 1977	President of the Trust; no set term (since 2018)	Co-founder and Chief Investment Officer, Cambria Investment Management, L.P. (2006-present)	None
INDEPENDENT TRUSTEES
Eric Leake DOB: 1970	Trustee; no set term (Since 2013)	Partner and Chief Investment Officer, Anchor Capital Management Group, Inc. (since 1996).	Board Member, National Association of Active Investment Management (NAAIM) (2008-2010).

Dennis G. Schmal DOB: 1947	Trustee; no set term (Since 2013)	Self-employed consultant (since 2003).

Director, AssetMark (formerly Genworth) Mutual Funds (2007-present); Director, Merriman Holdings Inc. (formerly MCF Corp.) (financial services) (2003-2016); Director, Owens Realty Mortgage Inc. (real estate) (2013-present); Director and Chairman, Pacific Metrics Corporation (2005-2014) (educational services); Director and Chairman, Sitoa Global (2011-2013) (e-commerce); Trustee, Wells Fargo GAI Hedge Funds (2007-present); Director, Blue Calypso (2015-present) (e-commerce).

1	Unless otherwise noted, the business address of each trustee is Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo CA 90245. Trustees oversee 10 funds in the Cambria ETF Trust.
2

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with (the Distributor and/or its affiliates.)

Cambria Investment Management

Trustees and Officers

(Unaudited)

Name, Address, Age[4]	Position(s) Held with the Trust and Length of Time Served[5]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member
OFFICERS[6]
Douglas Tyre DOB: 1980	Chief Compliance Officer; no set term (Since May 2018)

Assistant Compliance Director, Chief Compliance Officer, Cipperman Compliance Services, LLC (since 2014); Client Services & Operations Specialist - Senior Associate, Echo Point Investment Management LLC (2010 – 2014).

None
Himanshu Sudhir Surti DOB: 1974	Vice President; no set term (Since 2018)	Chief Operating Officer (2014 – present), Portfolio Manager (2014 – present), Cambria Investment Management, L.P.; Strategy Manager (2008 – 2013), Research Affiliates, LLC.	None
Eric Kleinschmidt(7) 1 Freedom Valley Drive Oaks, PA 19456 DOB: 1968	Principal Financial Officer; no set term (Since 2016)	Director of Fund Accounting, SEI Investments Global Funds Services since 2004.	None

4	Unless otherwise noted, the business address of each officer is Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo CA 90245.
5

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.

6	Officers oversee 10 funds in the Cambria ETF Trust.
7	Certain officers and/or interested trustees of the Fund are also officers of the distributor, the advisor or the administrator.

Cambria Investment Management

Approval of Advisory Agreements & Board Considerations

April 30, 2018 (Unaudited)

Board Considerations in Approving the Interim Investment Advisory Agreements

At a telephonic meeting held on February 7, 2018, the Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) of the Trust (the “Independent Trustees”), met to discuss the unexpected death of Eric Richardson. Mr. Richardson had served as President of the Trust, interested Trustee, and Chairman of the Board since the Trust’s inception. He was also the Chief Executive Officer and a controlling owner of Cambria Investment Management, L.P. (“Cambria”). Mr. Richardson’s death resulted in a change in control of Cambria, which in turn caused the automatic termination of each existing investment advisory agreement between the Trust, on behalf of each of its series (each, a “Fund” and, collectively, the “Funds”), and Cambria, the Funds’ investment adviser (together, the “Prior Agreement”). The telephonic meeting was called for the purpose of, among other things, to consider, and vote on, the approval of interim investment advisory agreements (together, the “Interim Agreement”) between the Trust, on behalf of each Fund, and Cambria, that would allow Cambria to continue providing advisory services to the Funds. The Board considered that the Interim Agreement and the Prior Agreement contain identical terms and compensation, except with respect to their effective dates and that the Interim Agreement terminates upon either shareholder approval of a new advisory agreement for a Fund or the 150th day following the Interim Agreement’s effective date, whichever occurs first.

In evaluating the Interim Agreement, the Board considered each of the representations and factors discussed in greater detail below in its consideration of the new investment advisory agreement between the Trust, on behalf of each Fund, and Cambria (the “New Agreement”), which contains terms and compensation that are identical to those of the Prior Agreement, except with respect to their effective dates. The Board considered that its assessment of each of these factors had not changed materially as a result of Cambria’s change in control. The Board also evaluated information derived from past Board meetings concerning Fund performance and the quality of services rendered by Cambria to the Funds.

Based on the Board’s deliberations and its evaluation of the factors described below and the information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel, unanimously concluded that the terms of the Interim Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Interim Agreement. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving the New Investment Advisory Agreement

At an in-person meeting held on March 14, 2018, the Board, including the Independent Trustees, met to discuss, among other things, Cambria’s change in control, including its impact on the Funds, and to consider, and vote on, the approval of the New Agreement with respect to each Fund.

In preparation for its deliberations, the Board requested and reviewed written responses from Cambria to a due diligence questionnaire circulated on the Board’s behalf. During its deliberations, the Board received an oral presentation from Cambria and was assisted by the advice of independent legal counsel. The Board, in considering the New Agreement in the context of Cambria’s change in control, relied upon representations from Cambria that: (i) the change in control was not expected to result in any material changes to the nature, quality and extent of services provided to the Funds by Cambria, as discussed below; (ii) Cambria did not anticipate any material changes to its compliance program or code of ethics in connection with the change in control; and (iii) Cambria expects Mr. Faber will continue to serve as a portfolio manager for each Fund and Mr. Pursell will continue to serve as a portfolio manager for the Cambria Core Equity ETF.

Cambria Investment Management

Approval of Advisory Agreements & Board Considerations

April 30, 2018 (Unaudited)

In evaluating the New Agreement, the Board reviewed information regarding Cambria’s personnel, operations, and financial condition. In addition, the Board considered that the evaluation process with respect to Cambria is an ongoing one and, in this regard, the Board considers information at each regularly scheduled meeting, including, among other things, information concerning performance and services provided by Cambria. At the meeting held on March 14, 2018, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by Cambria; (2) the investment performance of Cambria with respect to each Fund as compared to the performance of an index (a Fund’s “benchmark”) and a group of funds (a Fund’s “peer group”) historically identified by Cambria as comparable to the Fund; (3) the costs of the services provided by Cambria and the profitability to Cambria derived from its relationship with the Funds; (4) the advisory fee and total expense ratio of the Funds compared to a relevant peer group of funds; (5) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits (such as soft dollars, if any) received by Cambria and its affiliates from their relationship with the Funds; (7) Cambria’s reputation, expertise and resources in the financial markets; (8) Cambria’s investment management personnel; (9) Cambria’s operations and financial condition; (10) Cambria’s compliance program; and (11) other factors the Board deemed relevant. At the same meeting, the Board also considered the terms of the New Agreement and noted that the terms of, and the compensation payable to Cambria under, the New Agreement are identical to those of the Prior Agreement, except with respect to the date of the agreement.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the New Agreement, and the conclusions made by the Board at the meeting held on March 14, 2018 when determining to approve the New Agreement for an initial two-year term.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality and extent of the overall services provided by Cambria to the Funds. In particular, the Board considered the responsibilities of Cambria under the terms of the New Agreement, recognizing that Cambria had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), arranging service providers, exploring various sales channels, and assessing the appeal for each Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to the Funds, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by Cambria in the oversight of the Trust’s distributor, administrator, transfer agent, and custodian. The Board also discussed and considered the role of Cambria Indices, LLC as index provider to the Funds with index tracking strategies (the “Index Funds”). In addition, the Board evaluated the integrity of Cambria’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s services, and the adequacy of Cambria’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided, and expected to be provided, to the Funds by Cambria.

Investment Performance of the Funds. The Board noted that it considered the performance of the Funds throughout the year and reviewed each Fund’s performance for the three-month, 12-month, and since inception periods, as applicable. In this regard, among other things, the Board considered reports comparing each Fund’s total returns to the total returns of the Fund’s peer group of funds and its benchmark index. Representatives from Cambria provided information regarding and led discussions of factors impacting the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that each Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by Cambria in an effort to improve the Fund’s performance. With respect to the Index Funds, the Board also considered the quality of the index each Index Fund seeks to track, each Index Fund’s tracking error relative to its underlying index, and Cambria’s representation that each Index Fund’s tracking error met the expectations described in the SEC exemptive order on which Cambria and the Funds rely to operate as ETFs. The Board also considered each Fund’s portfolio turnover rate. Based on this information, the Board concluded that it was satisfied with the investment results that Cambria had been able to achieve for the Funds.

Cambria Investment Management

Approval of Advisory Agreements & Board Considerations

April 30, 2018 (Unaudited)

Comparative Fees and Expenses. The Board considered each Fund’s advisory fees in relation to the estimated costs of the advisory and related services provided by Cambria. The Trustees noted that each Fund charges a unitary advisory fee through which, Cambria, not the Funds, is responsible for paying many of the expenses necessary to service the Funds, including the expenses of other service providers. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services provided by Cambria. Because the Funds charge unitary advisory fees, the Board considered how the Funds’ total expense ratios compared to those of the funds in their peer groups. After comparing expense ratios, the Board noted that each Fund’s total expense ratio was generally consistent with the range of total expense ratios charged by its peer group of funds. The Board also considered Cambria’s representation that it would continue to monitor the Funds’ expense ratios as compared to those of their peer groups and seek to ensure that the Funds remain competitive. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory fees appeared reasonable in light of the services rendered.

Costs and Profitability. The Board then considered the profits realized by Cambria in connection with providing services to the Funds. The Board reviewed profit and loss information provided by Cambria with respect to each of the Funds. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the Funds and the unitary fee structure under which Cambria bears the risk that the Funds’ expenses may increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria pays in accordance with the Agreements. The Board also considered how Cambria’s profitability was affected by factors such as its organizational structure and method for allocating expenses. Based on its review, in the context of its full deliberations, the Board concluded that Cambria’s profitability with respect to the Funds appeared reasonable in light of the services Cambria rendered to the Funds.

Other Benefits. The Board then considered the extent to which Cambria derives ancillary benefits from the Funds’ operations. The Board discussed the potential benefits to Cambria resulting from its ability to use the Funds’ assets to engage in soft dollar transactions. The Board noted that Cambria did not have any affiliates that would benefit from the Funds’ operations. The Board reviewed the degree to which Cambria may receive compensation from the Funds based upon a Fund’s investment in other Cambria ETFs. The Board also considered that Cambria, not the applicable Index Fund, pays any licensing fees attributable to underlying Cambria indices to Cambria’s affiliated index provider.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for each Fund and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the Funds, many of which launched recently. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund grow larger.

Approval of the New Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel, unanimously concluded that the terms of the New Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the New Agreement for an initial term of two years and recommend the approval of the New Agreement to the Funds’ shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Cambria Investment Management

Notice to Shareholders

April 30, 2018 (Unaudited)

For shareholders that do not have an April 30, 2018, tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2018, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividends(1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)	Foreign Tax Credit (6)
Cambria Shareholder Yield ETF	0.00%	5.63%	94.37%	100.00%	100.00%	100.00%	0.00%	0.12%	0.00%	N/A
Cambria Foreign Shareholder Yield ETF	0.00%	0.00%	100.00%	100.00%	0.00%	90.17%	0.00%	0.17%	0.00%	9.21%
Cambria Global Value ETF	0.00%	0.00%	100.00%	100.00%	0.00%	99.90%	0.00%	0.12%	0.00%	19.81%
Cambria Global Momentum ETF	0.00%	0.00%	100.00%	100.00%	64.89%	85.35%	0.00%	1.95%	0.00%	N/A
Cambria Global Asset Allocation ETF	0.00%	0.00%	100.00%	100.00%	57.37%	60.52%	0.00%	0.00%	0.00%	N/A
Cambria Value and Momentum ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.56%	0.00%	N/A
Cambria Sovereign Bond ETF	0.00%	1.69%	98.31%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	N/A
Cambria Emerging Shareholder Yield ETF	0.00%	0.00%	100.00%	100.00%	0.00%	81.40%	0.00%	0.61%	0.00%	16.62%
Cambria Tail Risk ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	100.00%	100.00%	0.00%	N/A
Cambria Core Equity ETF	3.84%	0.00%	96.16%	100.00%	100.00%	100.00%	0.00%	0.09%	0.00%	N/A

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

"U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the "Qualifying Foreign Taxes" as a percentage of ordinary distributions during the fiscal year ended April 30, 2018. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF expect to pass through $145,749, $747,017 and $101,630 respectively, as foreign tax credits on Form 1099-DIV for the year ending December 31, 2018 which shareholders of these portfolios will receive in late January 2019. In addition, for the year ended April 30, 2018, gross foreign source income amounted to $1,746,059, $5,619,594 and $839,084 respectively, and will be reported on Form 1099-DIV for the year ending December 31, 2018, which shareholders of these portfolios will receive in late January 2019.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending April 30, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

Cambria Investment Management

Supplemental Information

April 30, 2018 (Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price Cumulative Inception Date Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	13.80%	-%	$38.03
Cambria Foreign Shareholder Yield ETF	18.84	-	26.63
Cambria Global Value ETF	16.56	-	26.03
Cambria Global Momentum ETF	13.23	-	27.41
Cambria Global Asset Allocation ETF	9.26	-	27.42
Cambria Value and Momentum ETF	6.13	-	25.10
Cambria Sovereign Bond ETF	7.12	-	27.81
Cambria Emerging Shareholder Yield ETF	23.99	-	35.91
Cambria Tail Risk ETF	(12.01)	-	21.60
Cambria Core Equity ETF	-	(0.15)	24.66

Cambria Investment Management

Supplemental Information

(Unaudited)

Cambria Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 5/13/13
Analysis Period 5/13/13-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	1	0.08%
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	1	0.08%
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	837	66.85%
Sold at Par	0.00%	-	-
	0.50%	413	32.99%
	1.00%	-	-
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Foreign Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 12/2/13
Analysis Period 12/2/13-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	3	0.33%
	-2.50%	2	0.33%
	-2.00%	7	1.47%
	-1.50%	33	4.56%
	-1.00%	129	13.52%
	-0.50%	354	29.80%
Sold at Par	0.00%	-	-
	0.50%	394	35.46%
	1.00%	166	14.94%
	1.50%	22	1.98%
	2.00%	1	0.09%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)

Cambria Global Value ETF
Premium/ Discount Analysis
Inception Date 3/11/14
Analysis Period 3/11/14-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	1	0.10%
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	1	0.10%
	-2.00%	3	0.29%
	-1.50%	16	1.53%
	-1.00%	64	6.13%
	-0.50%	258	24.71%
Sold at Par	0.00%	-	-
	0.50%	454	43.49%
	1.00%	219	20.98%
	1.50%	21	2.01%
	2.00%	7	0.67%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Global Momentum
Premium/ Discount Analysis
Inception Date 11/3/14
Analysis Period 11/3/14-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	400	45.51%
Sold at Par	0.00%	-	-
	0.50%	472	53.70%
	1.00%	7	0.80%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)

Cambria Global Asset Allocation ETF
Premium/ Discount Analysis
Inception Date 12/9/14
Analysis Period 12/9/14-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	373	43.68%
Sold at Par	0.00%	-	-
	0.50%	476	55.74%
	1.00%	5	0.59%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Value and Momentum ETF
Premium/ Discount Analysis
Inception Date 9/8/15
Analysis Period 9/8/15-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	4	0.60%
	-0.50%	271	40.69%
Sold at Par	0.00%	-	-
	0.50%	355	53.30%
	1.00%	35	5.26%
	1.50%	1	0.15%
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)

Cambria Sovereign Bond ETF
Premium/ Discount Analysis
Inception Date 2/22/16
Analysis Period 2/22/16-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	6	1.09%
Sold at Par	0.00%	-	-
	0.50%	18	3.26%
	1.00%	180	32.61%
	1.50%	195	35.33%
	2.00%	53	9.60%
Fund Sold at Premium	2.50%	50	9.06%
	3.00%	33	5.98%
	3.50%	14	2.54%
	4.00%	2	0.36%
	4.50%	1	0.18%
	5.00%	-	-

Cambria Emerging Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 7/13/16
Analysis Period 7/13/2016-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	1	0.22%
	-1.50%	-	-
	-1.00%	10	2.21%
	-0.50%	27	5.96%
Sold at Par	0.00%	-	-
	0.50%	72	15.89%
	1.00%	127	28.04%
	1.50%	115	25.39%
	2.00%	76	16.78%
Fund Sold at Premium	2.50%	17	3.75%
	3.00%	5	1.10%
	3.50%	3	0.66%
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)

Cambria Tail Risk ETF
Premium/ Discount Analysis
Inception Date 4/5/2017
Analysis Period 4/5/17-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	1	0.37%
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	1	0.37%
	-0.50%	51	18.96%
Sold at Par	0.00%	-	-
	0.50%	197	73.23%
	1.00%	18	6.69%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	1	0.37%
	4.50%	-	-
	5.00%	-	-

Cambria Core Equity ETF
Premium/ Discount Analysis
Inception Date 5/23/17
Analysis Period 5/23/17-4/30/18
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	1	0.42%
	-0.50%	111	47.03%
Sold at Par	0.00%	-	-
	0.50%	123	52.12%
	1.00%	1	0.42%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Shareholder Voting Results

(Unaudited)

A special meeting of Shareholders of each series (each, a “Fund” and, collectively, the “Funds”) of the Cambria ETF Trust (the “Trust”) was held on June 22, 2018 for the purpose of electing Mebane Faber as Trustee to the Trust. The proposal was approved with the following voting results:

	Shares Voted	% of Outstanding Shares	% Voted
For:	19,412,530	72.435	99.251
Against/Withhold:	146,552	0.547	0.749
Abstain:	-	0.000	0.000
BNV:	-	0.000	0.000
Total Voted:	19,559,082	72.982	100.000

A special meeting of Shareholders of each series (each, a “Fund” and, collectively, the “Funds”) of the Cambria ETF Trust (the “Trust”) was held on June 22, 2018 for the purpose of approving a new investment advisory agreement. The results of the votes are as follows:

Cambria Shareholder Yield ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	1,111,731	31.764	45.262
Against/Withhold:	9,224	0.264	0.376
Abstain:	12,070	0.345	0.491
BNV:	1,323,200	37.806	53.871
Total Voted:	2,456,225	70.179	100.000

Cambria Foreign Shareholder Yield ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	1,016,680	58.096	69.101
Against/Withhold:	495	0.028	0.034
Abstain:	2,604	0.149	0.177
BNV:	451,515	25.801	30.688
Total Voted:	1,471,294	84.074	100.000

Cambria Global Value ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	2,698,146	35.737	55.050
Against/Withhold:	9,928	0.131	0.203
Abstain:	25,089	0.332	0.512
BNV:	2,168,056	28.716	44.235
Total Voted:	4,901,219	64.916	100.000

Cambria Investment Management

Shareholder Voting Results

(Unaudited)

Cambria Global Momentum ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	1,814,034	44.791	55.799
Against/Withhold:	1,850	0.046	0.057
Abstain:	7,450	0.184	0.229
BNV:	1,427,712	35.252	43.915
Total Voted:	3,251,046	80.273	100.000

Cambria Global Asset Allocation ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	549,761	21.559	30.040
Against/Withhold:	1,738	0.068	0.095
Abstain:	14,101	0.553	0.771
BNV:	1,264,465	49.587	69.094
Total Voted:	1,830,065	71.767	100.000

Cambria Value and Momentum ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	443,412	35.473	48.076
Against/Withhold:	750	0.060	0.081
Abstain:	3,610	0.289	0.391
BNV:	474,553	37.964	51.452
Total Voted:	922,325	73.786	100.000

Cambria Sovereign Bond ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	406,853	58.122	79.021
Against/Withhold:	-	0.000	0
Abstain:	219	0.031	0.043
BNV:	107,789	15.399	20.936
Total Voted:	514,861	73.552	100.000

Cambria Emerging Shareholder Yield ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	622,312	69.145	83.268
Against/Withhold:	789	0.088	0.106
Abstain:	45	0.005	0.006
BNV:	124,212	13.801	16.620
Total Voted:	747,358	83.039	100.000

Cambria Investment Management

Shareholder Voting Results

(Unaudited)

Cambria Tail Risk ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	213,618	20.345	34.163
Against/Withhold:	-	0.000	0
Abstain:	947	0.090	0.151
BNV:	410,734	39.117	65.686
Total Voted:	625,299	59.552	100.000

Cambria Core Equity ETF

	Shares Voted	% of Outstanding Shares	% Voted
For:	2,589,125	73.974	91.186
Against/Withhold:	1,208	0.035	0.043
Abstain:	3,610	0.103	0.127
BNV:	245,447	7.013	8.644
Total Voted:	2,839,390	81.125	100.000

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Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue

Washington, District of Columbia 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

 Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

CIM-AR-001-0500

Item 2.      Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.      Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Dennis G. Schmal is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.      Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2018 and 2017, respectively, as follows:

		Fiscal 2018			Fiscal 2017
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$126,000	N/A	N/A	$115,500	N/A	N/A
(b)	Audit-Related Fees	$—	$—	$—	$—	$—	$—
(c)	Tax Fees	$—	$—	$—	$—	$—	$—
(d)	All Other Fees	$—	$—	$—	$—	$—	$—

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	Fiscal 2018	Fiscal 2017
Audit-Related Fees	—%	—%
Tax Fees	—%	—%
All Other Fees	—%	—%

(f)     Not Applicable.

(g)     The aggregate non-audit fees and services billed by Cohen for the fiscal year 2018 were $0.

(h)     During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed hereto.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By (Signature and Title)	/s/ Mebane Faber
Mebane Faber, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mebane Faber
Mebane Faber, President

Date: July 9, 2018

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: July 9, 2018